UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: February 28, 2025

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$32	0.64%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,686,964	898	$1,573	11%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Board Bank Revenue	0.4%
Utilities	2.0%
Nursing Homes	2.8%
Industrial Development	3.4%
Tobacco	3.5%
Housing	4.5%
Power	5.2%
Transportation	6.3%
Water	6.6%
Airports	8.7%
Health Care	9.9%
Education	11.3%
General Obligations	12.6%
General Revenue	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.6%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.5%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.5%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIMX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$19	0.39%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,686,964	898	$1,573	11%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Board Bank Revenue	0.4%
Utilities	2.0%
Nursing Homes	2.8%
Industrial Development	3.4%
Tobacco	3.5%
Housing	4.5%
Power	5.2%
Transportation	6.3%
Water	6.6%
Airports	8.7%
Health Care	9.9%
Education	11.3%
General Obligations	12.6%
General Revenue	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.6%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.5%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.5%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SINYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$32	0.64%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$836,407	530	$824	18%

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.2%
Nursing Homes	0.7%
Pollution Control	1.8%
Water	1.8%
Airports	2.3%
Transportation	2.5%
Utilities	4.1%
Power	4.7%
Industrial Development	8.1%
Health Care	9.2%
Education	10.5%
General Obligations	12.8%
Housing	20.1%
General Revenue	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.0%
Tennergy	5.000%	10/01/54	0.9%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	0.9%
Kentucky State, Public Energy Authority, Ser A	4.000%	12/01/49	0.9%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SUMAX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$19	0.39%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$836,407	530	$824	18%

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.2%
Nursing Homes	0.7%
Pollution Control	1.8%
Water	1.8%
Airports	2.3%
Transportation	2.5%
Utilities	4.1%
Power	4.7%
Industrial Development	8.1%
Health Care	9.2%
Education	10.5%
General Obligations	12.8%
Housing	20.1%
General Revenue	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.0%
Tennergy	5.000%	10/01/54	0.9%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	0.9%
Kentucky State, Public Energy Authority, Ser A	4.000%	12/01/49	0.9%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SHYMX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$30	0.61%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$262,544	145	$302	9%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.7%
Industrial Development	1.0%
Tobacco	1.3%
Pollution Control	1.4%
Nursing Homes	2.2%
Water	2.4%
Transportation	2.6%
Housing	3.4%
Power	5.9%
Health Care	11.2%
Airports	11.7%
Education	12.8%
General Obligations	19.8%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.2%
Los Angeles Department of Water & Power, Ser E	5.000%	07/01/35	2.7%
California State	5.000%	10/01/35	2.2%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.2%
California State, Various Purpose	5.000%	10/01/29	2.1%
California State	5.000%	08/01/31	2.0%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	1.9%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.8%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SBDAX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$23	0.46%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$262,544	145	$302	9%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.7%
Industrial Development	1.0%
Tobacco	1.3%
Pollution Control	1.4%
Nursing Homes	2.2%
Water	2.4%
Transportation	2.6%
Housing	3.4%
Power	5.9%
Health Care	11.2%
Airports	11.7%
Education	12.8%
General Obligations	19.8%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.2%
Los Angeles Department of Water & Power, Ser E	5.000%	07/01/35	2.7%
California State	5.000%	10/01/35	2.2%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.2%
California State, Various Purpose	5.000%	10/01/29	2.1%
California State	5.000%	08/01/31	2.0%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	1.9%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.8%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCYYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$33	0.66%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$63,399	72	$80	7%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Power	3.5%
General Revenue	6.9%
Airports	7.3%
Water	9.0%
Transportation	9.8%
Health Care	18.3%
General Obligations	18.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.5%
Massachusetts State, Ser C	5.000%	10/01/33	4.5%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.8%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.6%
Boston, Ser A	4.000%	11/01/31	2.5%
Massachusetts State, Ser B	5.000%	01/01/28	2.5%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.5%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.3%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMAAX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$25	0.51%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$63,399	72	$80	7%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Power	3.5%
General Revenue	6.9%
Airports	7.3%
Water	9.0%
Transportation	9.8%
Health Care	18.3%
General Obligations	18.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.5%
Massachusetts State, Ser C	5.000%	10/01/33	4.5%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.8%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.6%
Boston, Ser A	4.000%	11/01/31	2.5%
Massachusetts State, Ser B	5.000%	01/01/28	2.5%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.5%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.3%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$31	0.62%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$97,116	86	$113	16%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Water	1.7%
Housing	2.4%
Industrial Development	3.1%
Tobacco	3.7%
General Obligations	6.0%
Airports	7.5%
Transportation	13.6%
Health Care	18.3%
Education	19.0%
General Revenue	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.2%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	2.9%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.7%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.6%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.6%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.4%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SENJX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$23	0.47%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$97,116	86	$113	16%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Water	1.7%
Housing	2.4%
Industrial Development	3.1%
Tobacco	3.7%
General Obligations	6.0%
Airports	7.5%
Transportation	13.6%
Health Care	18.3%
Education	19.0%
General Revenue	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.2%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	2.9%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.7%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.6%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.6%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.4%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SNJYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$31	0.62%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$116,860	82	$129	21%

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Power	1.4%
Cash Equivalent	1.7%
Water	2.4%
Tobacco	2.6%
Utilities	3.9%
Industrial Development	4.9%
Housing	6.0%
General Obligations	6.6%
Health Care	6.9%
Transportation	10.2%
Airports	12.0%
Education	17.4%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.7%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.2%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.3%
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3	5.000%	07/15/32	2.2%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.2%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.0%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.0%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SENYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$23	0.47%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$116,860	82	$129	21%

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Power	1.4%
Cash Equivalent	1.7%
Water	2.4%
Tobacco	2.6%
Utilities	3.9%
Industrial Development	4.9%
Housing	6.0%
General Obligations	6.6%
Health Care	6.9%
Transportation	10.2%
Airports	12.0%
Education	17.4%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.7%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.2%
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.3%
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3	5.000%	07/15/32	2.2%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.2%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.0%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.0%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SNYYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$32	0.65%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,843	125	$189	7%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Industrial Development	0.7%
Public Facilities	1.9%
Housing	2.1%
Tobacco	2.2%
Airports	3.7%
Utilities	4.3%
Nursing Homes	4.7%
General Revenue	6.6%
General Obligations	11.4%
Transportation	11.7%
Water	12.4%
Health Care	17.2%
Education	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.7%
Pennsylvania State, BAM	4.000%	03/01/35	2.4%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Pennsylvania State	5.000%	09/01/32	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Pennsylvania State	5.000%	08/15/33	1.8%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.8%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.8%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEPAX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$25	0.50%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,843	125	$189	7%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Industrial Development	0.7%
Public Facilities	1.9%
Housing	2.1%
Tobacco	2.2%
Airports	3.7%
Utilities	4.3%
Nursing Homes	4.7%
General Revenue	6.6%
General Obligations	11.4%
Transportation	11.7%
Water	12.4%
Health Care	17.2%
Education	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.7%
Pennsylvania State, BAM	4.000%	03/01/35	2.4%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Pennsylvania State	5.000%	09/01/32	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Pennsylvania State	5.000%	08/15/33	1.8%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.8%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.8%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPAYX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$43	0.87%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$910,845	457	$1,722	9%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.3%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.9%
Transportation	1.0%
Pollution Control	1.6%
U.S. Treasury Obligations	1.8%
Airports	2.6%
Preferred Stock	2.9%
Water	3.0%
Power	3.2%
Health Care	3.3%
General Obligations	4.2%
Nursing Homes	5.3%
Education	5.9%
Tobacco	7.0%
Housing	7.5%
Industrial Development	10.7%
General Revenue	17.2%
Corporate Obligations	20.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.3%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.2%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	1.0%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.0%
Puerto Rico, Electric Power Authority, Ser UU, AGM	3.583%	07/01/29	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEATX-SAR-25

Semi-Annual Shareholder Report: February 28, 2025

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$31	0.62%

Key Fund Statistics as of February 28, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$910,845	457	$1,722	9%

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Utilities	0.3%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.9%
Transportation	1.0%
Pollution Control	1.6%
U.S. Treasury Obligations	1.8%
Airports	2.6%
Preferred Stock	2.9%
Water	3.0%
Power	3.2%
Health Care	3.3%
General Obligations	4.2%
Nursing Homes	5.3%
Education	5.9%
Tobacco	7.0%
Housing	7.5%
Industrial Development	10.7%
General Revenue	17.2%
Corporate Obligations	20.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.3%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.2%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	1.0%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.0%
Puerto Rico, Electric Power Authority, Ser UU, AGM	3.583%	07/01/29	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STAYX-SAR-25

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

February 28, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Glossary	72
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	78
Financial Highlights	82
Notes to Financial Statements	86
Other Information (Form N-CSRS Items 8-11)	99

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Alabama — 3.9%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,022
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,652
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	4,550	4,925
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,025
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	313
5.000%, 10/01/2055 (A)	600	639
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,057
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,171
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,662
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,524
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,217
5.250%, 10/01/2041	1,000	1,097
5.250%, 10/01/2043	1,500	1,629
5.000%, 10/01/2032	2,500	2,786
5.000%, 10/01/2038	5,345	5,884
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	5,017
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,020
5.000%, 09/01/2031	640	688
5.000%, 09/01/2034	2,000	2,174
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,278
5.500%, 11/01/2053 (A)	665	724
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,780
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,146
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	680

		65,110

Alaska — 0.1%
Alaska State, International Airports System, Ser B, RB
5.000%, 10/01/2032	700	773

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	$615	$618

		1,391

Arizona — 2.3%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,241
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,635	1,685
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,622
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2040	350	384
5.000%, 11/01/2041	925	1,007
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	107
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	675
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,796	2,689
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,921
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,326
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,417
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	274
Maricopa County, Industrial Development Authority, Honor Health Project, Ser D, RB
5.000%, 12/01/2038	550	621
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2030	500	503
5.000%, 07/01/2032	1,095	1,102

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	$2,100	$2,226
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	364
5.000%, 07/01/2032	115	119
5.000%, 07/01/2033	355	365
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,695
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	356
4.000%, 12/01/2028	365	367
4.000%, 12/01/2029	385	387
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	898
5.500%, 10/01/2027 (B)	695	636

		38,987

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	670	681
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	670	681
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,584

		2,946

California — 6.1%
Bay Area, Toll Authority, RB
2.160%, 04/01/2056 (A)	1,115	1,101
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,203
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	201
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	595
5.000%, 01/01/2055 (A)	2,000	2,128
5.000%, 02/01/2055 (A)	7,140	7,775
5.000%, 01/01/2056 (A)	2,760	3,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	$7,520	$7,592
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,742
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,426
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	378
California State, GO
5.000%, 08/01/2026	2,000	2,072
5.000%, 09/01/2028	3,000	3,100
5.000%, 09/01/2029	1,500	1,549
5.000%, 09/01/2030	3,395	3,504
5.000%, 11/01/2042	1,500	1,663
3.000%, 03/01/2046	2,000	1,680
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,820	2,749
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
8.000%, 01/01/2050 (A)(B)	1,950	2,014
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Sub-Ser B, AMT, RB
9.500%, 01/01/2065 (A)(B)	2,500	2,536
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	460
5.000%, 11/01/2042	760	829
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,057
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,209
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	391
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,064

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	$750	$771
Golden State, Tobacco Securitization Project, Ser A, RB, ST APPROP
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,018
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,496
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,356
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	749
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	5,391
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	579
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,696
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,023
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser ES-, AMT, RB
5.000%, 05/01/2035	2,500	2,790
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	456
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,684
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,024
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,806
5.000%, 09/01/2031	1,815	1,871

		102,769

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 1.9%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	$190	$208
5.000%, 12/01/2031	420	462
Colorado State, Bridge & Tunnel Enterprise, Ser A, RB, AGM
5.000%, 12/01/2043	1,310	1,435
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	359
5.000%, 06/15/2031	500	513
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,043
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	500
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	243
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,271
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,602
5.000%, 08/01/2037	1,000	1,058
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,395
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	197
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	419
5.000%, 05/15/2037	230	257
Colorado State, Health Facilities Authority, Intermountain Health, Ser B, RB
5.000%, 05/15/2034	855	988
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,297
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,034

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	$280	$317
5.500%, 11/15/2033	1,030	1,168
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,096
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	409
5.000%, 12/01/2031	855	872
5.000%, 12/01/2032	1,200	1,223
5.000%, 12/01/2034	1,000	1,018
5.000%, 12/01/2035	800	813
5.000%, 12/01/2036	600	609
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,025
Regional Transportation District, COP
5.000%, 06/01/2033	1,400	1,593
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	635
5.000%, 07/15/2031	1,200	1,297
5.000%, 07/15/2032	1,020	1,100
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	268
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	227
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,183

		32,134

Connecticut — 1.4%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,245
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,335
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	150	151
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,141
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,534
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Ser F, GO
5.000%, 11/15/2038	$4,460	$5,126
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,687
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,352
University of Connecticut, Ser A, RB
5.000%, 05/01/2038	4,740	5,308

		24,182

Delaware — 0.1%
Delaware State, Ser A, GO
5.000%, 03/01/2025	1,000	1,000

District of Columbia — 0.8%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,386
District of Columbia, Ser B, GO
5.000%, 06/01/2025	1,150	1,157
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	3,125	833
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,012
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,056
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,615

		14,059

Florida — 5.9%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,079
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,338
5.000%, 10/01/2035	2,000	2,056
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	378
Capital Projects Finance Authority, Senior Program Unionwest Properties, RB
5.250%, 06/01/2039 (B)	1,250	1,319
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,663

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	$640	$592
4.000%, 08/15/2050	1,900	1,689
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	3,024
Florida State, Development Finance, Brightline Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	3,707
8.250%, 07/01/2057 (A)(B)	1,600	1,658
5.500%, 07/01/2053	2,075	2,134
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,780
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,316
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	1,500	1,544
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,002
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,104
5.000%, 10/01/2036	100	110
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,863
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,796
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,308
5.000%, 10/01/2035	3,000	3,253
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,090
5.000%, 10/01/2045	1,000	1,088
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,917
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	121
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,513
5.000%, 10/01/2036	920	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	$3,500	$3,842
5.000%, 04/01/2030	430	431
5.000%, 04/01/2031	910	911
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	466
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,819
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,763
Orange County, Convention Center, RB
5.000%, 10/01/2026	755	764
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,348
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	123
0.000%, 10/01/2026 (F)	275	260
0.000%, 10/01/2027 (F)	360	329
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,981
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,550
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,678
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,128
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	252
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,748
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	193
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	945	917
1.800%, 05/01/2026	220	215
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,180	1,241
4.750%, 05/01/2032	190	198

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	$1,000	$999
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	779
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	607

		98,988

Georgia — 2.6%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,624
5.000%, 07/01/2036	1,000	1,080
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,027
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	7,850	8,975
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	954
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,036
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	912
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	721
4.000%, 01/01/2054	1,000	895
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	224
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	943
5.000%, 06/01/2055 (A)	665	717
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,033
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,810
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,767
5.000%, 12/01/2054 (A)	1,000	1,059
4.000%, 03/01/2050 (A)	6,640	6,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	$90	$97
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,308
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,579
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2046	500	488
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,340
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	262
1.000%, 07/01/2049 (A)	730	692

		44,222

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,192
5.000%, 10/01/2033	2,205	2,430

		4,622

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,131
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	279

		3,410

Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,380	2,590

Illinois — 9.0%
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	419
5.250%, 04/01/2036	645	708
5.000%, 04/01/2033	500	511
5.000%, 04/01/2034	620	633
5.000%, 04/01/2036	445	454
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,489
4.000%, 12/01/2047	530	453

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	$650	$668
5.000%, 12/01/2028	100	103
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	627
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,136
5.000%, 01/01/2041	500	530
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,111
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,073
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,702
5.000%, 01/01/2037	1,130	1,261
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,342
5.000%, 07/01/2038	1,500	1,536
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	1,665	1,716
5.000%, 01/01/2035	3,500	3,545
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,174
5.250%, 01/01/2045	2,750	2,846
5.000%, 01/01/2044	2,000	2,044
4.000%, 01/01/2036	5,550	5,442
Chicago, Ser C, GO
5.000%, 01/01/2026 (E)	1,130	1,151
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,516
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2029	1,780	1,939
5.000%, 12/01/2045	550	569
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	335
5.000%, 01/01/2042	1,750	1,910
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,882
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,205
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	3,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	$470	$517
5.000%, 11/01/2038	1,150	1,260
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	109
5.000%, 12/01/2039	800	866
Cook County, Ser A, GO
5.000%, 11/15/2033	450	495
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,183
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	60	66
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,534
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,907
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	2,110
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
4.000%, 02/15/2027 (D)	65	66
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	2,080	2,014
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,006
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,714
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	504
5.000%, 02/15/2027	200	204
5.000%, 02/15/2029	400	410
5.000%, 02/15/2031	365	372
Illinois State, GO
5.500%, 05/01/2030	3,750	4,025
5.000%, 11/01/2036	2,970	3,031
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	385	384
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,275	1,371

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	$2,805	$2,939
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	365	392
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	810	904
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,277
4.950%, 10/01/2038	1,100	1,150
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,030
4.000%, 02/01/2035	3,000	3,000
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,815
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,686
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,129
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	734
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,655
5.000%, 03/01/2031	2,000	2,199
4.000%, 10/01/2035	4,020	4,047
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,044
4.000%, 10/01/2037	215	215
4.000%, 10/01/2048	4,265	3,923
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,607
5.000%, 11/01/2028	1,000	1,049
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,600
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	2,090	2,325
5.250%, 01/01/2045	1,910	2,106
5.000%, 01/01/2038	340	386
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	844
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	$250	$261
5.000%, 12/15/2032	255	265
5.000%, 12/15/2033	300	312
5.000%, 12/15/2034	400	415
4.000%, 12/15/2042	1,895	1,824
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (D)	2,500	2,570
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	555
5.000%, 01/01/2034	650	734
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,820
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	366
5.000%, 01/01/2028	380	401
5.000%, 01/01/2033	4,465	5,018
5.000%, 01/01/2036	4,500	4,885
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	213
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	684

		152,720

Indiana — 1.7%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	553
5.000%, 01/15/2032	800	894
5.000%, 07/15/2032	500	562
5.000%, 01/15/2033	500	563
5.000%, 07/15/2033	555	628
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	212
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,014
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	2,025	2,282
4.000%, 10/01/2035	2,725	2,821
4.000%, 10/01/2036	1,485	1,535
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,926

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	$210	$209
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,523
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2027	4,325	4,530
Northwest, Allen School Building, RB, ST INTERCEPT
5.000%, 07/15/2037	460	516
5.000%, 07/15/2041	400	437
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,402
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,899
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,032

		29,538

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2032 (D)	2,515	2,900
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	930	977
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,213
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	505
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	60	59
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,021

		6,675

Kansas — 0.0%
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	480	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky — 0.6%
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	$500	$533
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,447
4.000%, 08/01/2052 (A)	2,945	2,968
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 01/01/2055 (A)	2,750	2,959
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,208

		10,115

Louisiana — 0.8%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.573%, 05/01/2043 (A)	385	384
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	448
5.000%, 08/01/2032	165	187
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	410
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,114
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,465
5.000%, 01/01/2036	1,695	1,844
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,327
5.000%, 10/01/2036	1,550	1,624
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	536
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	986
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	583

		13,908

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	$195	$199
4.000%, 07/01/2037	265	269

		468

Maryland — 1.4%
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	1,920
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	290	289
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,087
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,521
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,046
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,208
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	3,052
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,578
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,016
Prince George's County, Ser A, GO
5.000%, 08/01/2042	2,000	2,255

		22,972

Massachusetts — 2.2%
Massachusetts State, Development Finance Agency, Caregroup, Ser H, RB
5.000%, 07/01/2025	415	418
Massachusetts State, Development Finance Agency, Childrens Hospital Project, RB, TD BANK N.A.
1.100%, 03/01/2048 (A)(G)	600	600
Massachusetts State, Development Finance Agency, Childrens Hospital, RB, TD BANK N.A.
1.100%, 03/01/2048 (A)(G)	5,310	5,310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2026	$465	$472
5.000%, 01/01/2027	145	149
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)(E)	120	121
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	324
5.000%, 10/01/2029	250	274
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
2.460%, 07/01/2049 (A)(B)	550	550
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	2,000	2,116
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	151
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	3,010
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	1,125	1,185
5.000%, 07/01/2031	1,500	1,602
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	944
5.000%, 07/01/2028	1,750	1,826
5.000%, 07/01/2029	1,925	2,023
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,410
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,920
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,257
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,670
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,682
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	1,500	1,617

		36,631

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 2.0%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	$2,000	$2,192
5.000%, 07/01/2048	825	864
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,522
5.000%, 10/01/2037	215	240
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,348
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,988
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	491
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,759
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	459
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,041
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,090
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	232
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	492
5.250%, 02/28/2042	2,200	2,384
5.250%, 02/28/2043	800	862
4.125%, 02/29/2044	600	584
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	357
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,995	2,146
3.750%, 06/01/2050	120	120
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	638
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,636

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	$345	$344
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,315
5.000%, 12/01/2031	1,800	1,820

		33,924

Minnesota — 1.6%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,321
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	288
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,430
4.000%, 02/01/2041	1,910	1,927
Hennepin County, Ser A, GO
5.000%, 12/01/2044	4,000	4,479
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	311
5.000%, 01/01/2031	300	310
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	913
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.000%, 01/01/2036	3,355	3,658
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,960
Minnesota Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,732
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	226
3.000%, 10/01/2041	1,000	864
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	602
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	3,000	3,057
Minnesota State, Ser A, GO
5.000%, 08/01/2034	1,000	1,175

		27,338

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi — 0.2%
Mississippi State, ABC Warehouse Construction, RB
5.000%, 10/01/2034	$145	$168
5.000%, 10/01/2035	140	160
5.000%, 10/01/2036	265	302
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	300	319
5.000%, 10/15/2030	850	901
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,009

		2,859

Missouri — 0.5%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,014
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,029
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	806
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	540	543
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,279

		7,671

Nebraska — 1.0%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,331
5.000%, 09/01/2042	730	801
5.000%, 05/01/2054 (A)	1,020	1,071
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,162
4.950%, 09/01/2038	550	584
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,466
5.000%, 12/15/2033	2,050	2,266
5.000%, 12/15/2034	1,000	1,111
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	$700	$692

		16,332

Nevada — 0.3%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,317
Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,273
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	622
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	423

		5,635

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	299
4.000%, 01/01/2030	285	283
4.000%, 01/01/2031	290	287

		869

New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	1,000	1,068
4.000%, 06/01/2032	3,070	3,294
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,162
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,039
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (B)	2,000	2,023
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	933
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,331

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	$2,590	$2,790
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,492
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,524
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,328
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,052
5.000%, 06/15/2029	3,500	3,589
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,815
5.000%, 06/15/2038	1,000	1,107
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,448
5.000%, 06/15/2032	2,305	2,608
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,266
5.000%, 06/15/2038	1,250	1,391
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,358
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	819
5.000%, 06/15/2035	175	202
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,337
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,305
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2042	1,015	1,126
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	$900	$936
5.000%, 01/01/2033	425	441
5.000%, 01/01/2034	570	591
5.000%, 01/01/2036	570	589
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,529

		61,033

New Mexico — 0.3%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	5,000	5,156
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	673

		5,829

New York — 7.9%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	477
5.000%, 07/01/2031	525	567
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,051
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,480
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	534
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,230
4.000%, 11/15/2032	1,500	1,521
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,012
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,393
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,394
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,001

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	$5,000	$5,257
5.000%, 01/15/2036	1,000	1,089
5.000%, 08/01/2039	605	644
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,162
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	512
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,096
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	317
3.000%, 01/01/2034	740	703
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	116
5.000%, 03/01/2030	100	109
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,155
5.000%, 08/01/2036	200	230
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	481
4.000%, 08/01/2037	4,000	4,117
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,830
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,735
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,953
5.000%, 10/01/2033	280	319
New York City, Sub-Ser C-SUB, GO
5.000%, 09/01/2038	2,000	2,283
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,781
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	1,350	1,347
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	$410	$421
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,173
5.000%, 05/01/2041	1,000	1,112
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,218
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,336
New York City, Transitional Finance Authority, Sub-Ser F-1, RB
5.000%, 02/01/2038	270	306
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,613
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	611
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	4,983
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.000%, 03/15/2032 (D)	5	5
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,118
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,525
5.000%, 03/15/2033	2,500	2,525
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2041	1,000	1,113
New York State, Dormitory Authority, Ser B, RB
5.000%, 03/15/2041	3,500	3,926
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,331
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	461

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	$1,170	$863
1.200%, 11/15/2028	1,355	1,216
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	1,000
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,994
3.000%, 03/15/2049	5,000	3,892
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,120
5.000%, 10/01/2040	2,625	2,712
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,567
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	1,000	1,086
5.500%, 06/30/2041	850	915
5.375%, 06/30/2060	1,250	1,294
5.250%, 06/30/2043	2,500	2,655
5.000%, 12/01/2025	115	116
5.000%, 12/01/2036	4,000	4,271
5.000%, 12/01/2037	3,000	3,189
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,292
5.250%, 06/30/2039	250	276
4.250%, 06/30/2042	4,000	3,987
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,869
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,808
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,703
0.000%, 11/15/2036 (F)	905	583
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,004
5.000%, 06/01/2030	525	541
5.000%, 06/01/2031	525	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	$750	$791
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,048

		133,202

North Carolina — 1.0%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,424
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,543
Cumberland County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
3.750%, 12/01/2027 (A)	1,750	1,750
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	482
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,355	1,360
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,429
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	287
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	775
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	622
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	266
North Carolina State, Turnpike Authority, RB
5.000%, 01/01/2040	1,000	1,126
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,063

		17,127

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.3%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	$760	$767
3.550%, 07/01/2033	380	380
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser C, RB
6.250%, 01/01/2055	485	544
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,101
North Dakota State, Public Finance Authority, RB
5.000%, 10/01/2044	1,500	1,651

		4,443

Ohio — 2.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,592
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,100	2,834
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,056
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,619
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	1,002
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,215
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,321
2.750%, 01/01/2052 (A)	480	472
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	658
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,254
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,495

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	$7,000	$7,725
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	556
5.000%, 12/01/2041	1,000	1,095
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	1,015	1,108
5.000%, 07/01/2038	775	840

		39,842

Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,047
Grand River, Dam Authority, Ser A, RB
5.000%, 06/01/2041	405	451
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	410	462

		1,960

Oregon — 0.6%
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
5.000%, 06/15/2025	275	277
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	267
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,544
5.000%, 06/01/2046	2,500	2,511
Oregon State, GO
5.000%, 05/01/2040	1,970	2,198
Port of Portland, Airport Revenue, Portland International Airport, Ser THIRT, AMT, RB
5.250%, 07/01/2040	1,250	1,379
Umatilla County, School District No. 8R Hermiston, Ser A, GO, SCH BD GTY
0.000%, 06/15/2027 (F)	1,000	931

		10,107

Pennsylvania — 8.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,256

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	$1,850	$1,852
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,024
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	881
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,058
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	612
5.000%, 06/01/2032	750	843
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,272
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,980
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,561
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,603
Octorara Area, School District, GO, AGM
4.000%, 04/01/2025	650	650
Pennsylvania Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,376
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,073
5.000%, 06/01/2032	2,150	2,273
5.000%, 06/01/2033	3,500	3,693
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,852
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2031	5,855	6,495
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	$2,300	$2,558
Pennsylvania State, GO
5.000%, 08/15/2033	12,395	14,363
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,034
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,552
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,220	1,279
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	1,085	1,152
4.850%, 10/01/2043	4,650	4,747
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,290
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	250	278
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	495
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,030
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,487
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	762
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	6,274
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,445	4,532
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	1,500	1,615
5.000%, 09/01/2034	1,410	1,554
5.000%, 09/01/2036	2,000	2,106
4.000%, 09/01/2035	5,000	5,098
4.000%, 09/01/2038	3,000	3,029

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	$3,390	$3,480
5.000%, 09/01/2030	7,975	8,166
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,559
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,213
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	5,030
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	5,029
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,532

		150,175

Puerto Rico — 2.7%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	1,667
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	557
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	1,692
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	1,639
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,247	1,219
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,376
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	994
0.000%, 07/01/2046 (F)	10,000	3,352
0.000%, 07/01/2051 (F)	12,042	2,985
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,645
0.000%, 07/01/2029 (F)	1,500	1,292
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	$3,400	$3,556
4.000%, 07/01/2046	3,600	3,280
Puerto Rico, Sub-Ser CW, Notes
0.000%, 11/01/2043 (A)(I)	9,644	6,063
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (A)(I)	815	521

		45,567

Rhode Island — 0.9%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	377
5.000%, 09/15/2039	1,000	1,118
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,390
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	315	357
5.000%, 05/15/2037	1,685	1,895
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	476
5.000%, 05/15/2035	500	571
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,743
5.000%, 05/15/2039	550	597
5.000%, 05/15/2044	600	631
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,863
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	535	571

		15,589

South Carolina — 1.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	647
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,251
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,585	1,723

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	$380	$381
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	988
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	1,010
5.000%, 11/01/2037	655	740
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,566
4.000%, 07/01/2035	1,160	1,154
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	2,750	3,043
4.000%, 12/01/2038	175	176
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,781
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,813
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	1,220	1,367
4.000%, 12/01/2034	2,000	2,035
4.000%, 12/01/2036	2,250	2,276
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	2,300	2,302

		30,253

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	840
5.000%, 11/01/2035	1,005	1,016
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	270	289
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	545	549

		2,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 0.6%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	$300	$331
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,318
Nashville & Davidson County, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,060
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	772
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,412
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,530
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	105	105

		10,528

Texas — 10.6%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	882
5.000%, 08/15/2040	695	749
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,585
5.000%, 11/15/2039	800	905
5.000%, 11/15/2041	1,100	1,226
Austin, Independent School District, GO
5.000%, 08/01/2025	1,500	1,514
Austin, Independent School District, GO, PSF-GTD
5.000%, 08/01/2039	2,585	2,943
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	915
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	473
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	230
3.125%, 02/01/2053 (A)	915	914
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,244

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	$770	$786
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	217
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2038	3,110	3,521
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,668
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,063
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	1,016
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,098
4.000%, 08/15/2032	1,000	1,033
Collin County, Community College District, RB
5.000%, 08/15/2036	5,985	6,816
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,581
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,644
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	500	502
Dallas City, Independent School District, Ser C, GO, PSF-GTD
5.000%, 02/15/2033	375	430
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,021
5.000%, 11/01/2031	1,250	1,276
5.000%, 11/01/2032	2,500	2,549
5.000%, 11/01/2033	1,175	1,197
5.000%, 11/01/2034	1,000	1,018
5.000%, 11/01/2035	1,000	1,018
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,267
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,379
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,730
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
El Paso, GO
5.000%, 08/15/2034	$2,050	$2,100
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	278
5.000%, 03/01/2032	520	583
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,231
5.000%, 02/15/2042	2,500	2,735
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,868
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,031
Harris County, Houston Sports Authority, Ser A, RB, AGC
5.000%, 11/15/2026	2,000	2,073
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,762
5.000%, 11/15/2033	370	414
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	396
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	279
5.000%, 12/01/2032	300	321
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,385	3,612
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,564
5.000%, 07/01/2032	1,500	1,562
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,705
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,233
Lamar, Consolidated Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2030	3,000	3,301
Lower Colorado, River Authority, RB
5.000%, 05/15/2028	4,095	4,373
5.000%, 05/15/2031	1,000	1,004
Melissa, Independent School District, GO, PSF-GTD
5.000%, 02/01/2037	945	1,077

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	$5,000	$5,595
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,722
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	752
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,889
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2034	2,500	2,587
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,508
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,958
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,388
5.000%, 02/15/2040	225	249
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,120
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,563
5.000%, 02/01/2034	1,700	1,877
5.000%, 02/01/2039	195	221
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	2,000	2,179
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,052
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	725
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	496
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,535
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,189
Tarrant County, Cultural Education Facilities Finance, Cook Children's Medical Center, RB
5.000%, 12/01/2031	3,740	4,212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	$2,675	$2,952
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	405	419
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	302
5.000%, 12/15/2032	715	765
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,803
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	7,020
Texas State, Ser B, GO
4.000%, 08/01/2031	435	436
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,892
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,306
University of Texas, Board of Regents, Ser B, RB
5.000%, 08/15/2040	5,000	5,679
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,176
Uptown Development Authority, TA
4.000%, 09/01/2033	400	395
4.000%, 09/01/2035	275	265

		178,267

Utah — 0.7%
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	5,933
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	500	499
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,134

		11,566

Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	3,065	3,187

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.9%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	$880	$953
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	287
5.000%, 07/01/2027	250	261
5.000%, 07/01/2028	375	399
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	454
5.000%, 10/01/2047	1,225	1,264
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	190	190
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,103
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	478
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,131
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,605
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,158
5.000%, 06/30/2042	2,000	2,085
5.000%, 12/31/2047	440	454
4.000%, 07/01/2030	1,140	1,151
4.000%, 07/01/2031	365	369
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	497
5.000%, 12/01/2039	3,000	3,164
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	9,889

		31,892

Washington — 3.0%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,553
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	$1,790	$1,999
Port of Seattle, AMT, RB
5.250%, 07/01/2041	3,405	3,723
5.250%, 07/01/2042	5,000	5,428
5.000%, 04/01/2028	5,055	5,300
5.000%, 08/01/2041	1,000	1,057
Snohomish County, School District No. 15 Edmonds, GO, SCH BD GTY
5.000%, 12/01/2038	825	943
Washington State, GO
4.000%, 07/01/2036	4,500	4,725
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,803
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,801
5.000%, 07/01/2038	1,000	1,084
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	943	891
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	761
Washington State, Ser 2017-A, GO
5.000%, 08/01/2038	2,725	2,785
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,859
Washington State, Ser R-2025B, GO
5.000%, 07/01/2032	1,000	1,141
5.000%, 07/01/2033	250	289
5.000%, 07/01/2038	2,000	2,306

		51,444

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,303
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2032	1,510	1,607
5.000%, 06/01/2034	1,000	1,060
5.000%, 06/01/2035	1,005	1,063

		6,033

Wisconsin — 2.9%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,304

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sheboygan Area, School District, GO
3.000%, 03/01/2041	$2,400	$2,137
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	295	296
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	665
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	311
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,411
5.000%, 08/15/2054 (A)	2,000	2,051
2.040%, 08/15/2054 (A)	1,125	1,112
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,897
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,906
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	643
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	472
5.000%, 11/01/2030	1,035	1,039
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	647
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	236
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	1,200	1,319
5.500%, 03/01/2032	950	1,071
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$228
4.000%, 07/01/2028	225	230
4.000%, 07/01/2029	225	228
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,515
Wisconsin State, Public Finance Authority, Foundation Academy Charter School, RB
4.750%, 07/01/2045 (B)	500	481
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	769
5.000%, 02/01/2062	1,845	1,874
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	467
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	6,982
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	285
4.000%, 10/01/2026	300	301
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	251

		49,670

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	210	229

Total Municipal Bonds
(Cost $1,678,082) ($ Thousands)		1,665,182

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	1,491,202	1,491
Total Cash Equivalent
(Cost $1,491) ($ Thousands)		1,491
Total Investments in Securities — 98.8%
(Cost $1,679,573) ($ Thousands)		$1,666,673

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $1,686,964 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $40,190 ($ Thousands), representing 2.4% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	No interest rate available.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	1,661,266	3,916	1,665,182
Cash Equivalent	1,491	–	–	1,491
Total Investments in Securities	1,491	1,661,266	3,916	1,666,673

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$468	$167,581	$(166,558)	$—	$—	$1,491	$274	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.2%
Alabama — 6.0%
Black Belt, Energy Gas District, RB
2.210%, 10/01/2052 (A)	$3,250	$3,165
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	1,940	1,950
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	891
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	4,000	4,146
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	637
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2025	7,520	7,554
4.000%, 10/01/2052 (A)	2,500	2,516
Black Belt, Energy Gas District, Sub-Ser, RB
4.341%, 07/01/2052 (A)	2,000	2,021
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	7,117
Lower Alabama, Gas District, RB
4.000%, 12/01/2025	730	733
4.000%, 12/01/2050 (A)	10,000	10,034
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
3.300%, 07/15/2034 (A)	1,000	1,002
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,212
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	260
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,525
5.000%, 04/01/2027	500	516
5.000%, 04/01/2028	1,250	1,307

		50,586

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,070
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,002

		3,072

Arizona — 1.3%
Arizona State, Health Facilities Authority, Banner Health, RB
2.110%, 01/01/2046 (A)	700	692

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Banner Health, RB
Pre-Refunded @ 100
2.110%, 11/04/2025 (A)(B)	$200	$200
Arizona State, Health Facilities Authority, Banner Health, Ser S, RB
Pre-Refunded @ 100
2.110%, 11/04/2025 (A)(B)	100	99
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,338
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
3.700%, 12/01/2035 (A)	1,000	1,000
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,311

		10,640

California — 4.4%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	959
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2027	750	777
4.000%, 10/01/2052 (A)	2,710	2,740
California State, Community Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	555	557
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,563
5.000%, 05/01/2028	1,650	1,729
5.000%, 11/01/2028	1,850	1,951
5.000%, 05/01/2029	1,750	1,856
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	454
California State, GO
5.000%, 03/01/2027	4,630	4,638
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,654
California State, Municipal Finance Authority, Waste Management Inc Project, AMT, RB
4.800%, 11/01/2041 (A)	2,000	2,002
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,311

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	$500	$494
Northern California, Energy Authority, RB
5.000%, 08/01/2025	650	654
5.000%, 08/01/2026	450	460
5.000%, 08/01/2027	700	725
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	446
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	505	454
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (C)	1,250	1,233
0.000%, 09/01/2029 (C)	500	439
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	373
5.000%, 04/01/2055 (A)	1,500	1,595
Tender Option Bond Trust Receipts, Ser 2025-, RB
1.980%, 09/01/2048 (A)(D)(E)	3,700	3,700

		36,764

Colorado — 2.0%
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation, RB
1.150%, 02/01/2038 (A)(E)	100	100
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	498
5.000%, 11/15/2058 (A)	480	513
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2025	375	380
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,640	1,643
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,032
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	654
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
2.410%, 05/15/2061 (A)	1,500	1,494
Colorado State, School of Mines, Ser D, RB
2.730%, 12/01/2025 (A)	950	950

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	$375	$387
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	275
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	524
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,568
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,189
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	215	225
5.000%, 12/01/2028	235	249
5.000%, 12/01/2029	200	214
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 07/15/2025	480	483
3.000%, 01/15/2026	405	404
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	147
5.000%, 12/01/2028	155	165
5.000%, 12/01/2029	165	179
5.000%, 12/01/2030	120	131

		16,404

Connecticut — 1.7%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart Univeristy, Ser K, RB
5.000%, 07/01/2025	1,215	1,223
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,298
Connecticut State, SIFMA Index Project, Ser A, GO
2.850%, 03/01/2025 (A)	1,815	1,815
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,327
West Haven, GO, BAM
5.000%, 02/15/2026	200	203

		13,866

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware — 0.6%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	$5,100	$5,047
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	285	286

		5,333

District of Columbia — 0.9%
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	3,750	3,930
District of Columbia, Housing Finance Agency, Cascade Park Apartments II Project, RB
3.550%, 08/01/2042 (A)	1,700	1,702
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	534
5.000%, 10/01/2031	1,650	1,685

		7,851

Florida — 2.8%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,265
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,057
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	210
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,583
Miami-Dade County, Aviation Revenue, Ser B, RB
5.000%, 10/01/2025	1,600	1,621
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,007
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,002
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2025	$235	$235
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	317
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,036

		23,340

Georgia — 5.2%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
2.650%, 01/01/2038 (A)	500	500
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,175	2,271
Bartow County, Development Authority, Pollution Control, Georgia Power Company Plant Bowen Project, RB
2.875%, 08/01/2043 (A)	1,800	1,795
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	1,000	1,008
3.300%, 12/01/2049 (A)	3,280	3,286
2.875%, 12/01/2049 (A)	4,000	3,980
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,152
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	2,865	2,886
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,135
5.000%, 05/01/2054 (A)	6,000	6,430
4.000%, 03/01/2026	500	504
4.000%, 09/01/2026	415	419
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	652
5.000%, 03/01/2026	850	863
5.000%, 09/01/2026	850	870
5.000%, 03/01/2027	400	413
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	1,285	1,292
4.000%, 05/01/2052 (A)	1,540	1,552
4.000%, 08/01/2052 (A)(D)	4,000	3,977

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	$2,260	$2,422
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	2,605	2,704
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	610	630

		43,741

Guam — 0.1%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	219
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	740

		959

Hawaii — 0.1%
Hawaii State, Highway Fund State, Ser B, RB
5.000%, 01/01/2029	1,060	1,089

Illinois — 6.0%
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,995
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	627
5.000%, 01/01/2031	230	255
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,009
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,295
5.000%, 01/01/2029	1,500	1,569
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,063
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,012
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	727
Geneva, GO
4.000%, 02/01/2026	400	404
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	3,847
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.273%, 11/01/2034 (A)	$1,905	$1,903
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	509
5.000%, 09/01/2028	515	542
Illinois State, Finance Authority, Silver Cross Hospital & Medical Centers, RB
5.000%, 08/15/2029	1,270	1,279
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	423
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	310
5.000%, 04/01/2028	400	418
Illinois State, Finance Authority, University of Chicago Medical Center, Ser A, RB
5.000%, 08/15/2029 (D)	2,500	2,518
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,505
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,554
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	986
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,251
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
2.860%, 05/15/2050 (A)(E)	1,000	1,001
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,045
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,832
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,710
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,509
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	271
5.000%, 01/01/2036	165	165

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	$1,260	$1,268
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,015
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,049
Springfield, Electric Revenue, RB
5.000%, 03/01/2028	1,915	1,915
Springfield, GO
5.000%, 12/01/2027	1,200	1,263
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	392
5.000%, 10/01/2028	475	503
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	368

		50,304

Indiana — 5.0%
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 08/01/2025	810	814
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,113
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,943
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,934
3.450%, 07/01/2025	14,260	14,275
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,938
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,103
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	653
Rockport, Pollution Control, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,448
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	$900	$966
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	346

		42,035

Iowa — 0.3%
Iowa State, Finance Authority, Gevo NW Iowa Renewable Natural Gas Project, AMT, RB
3.875%, 01/01/2042 (A)(E)	2,000	2,004
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
1.850%, 01/01/2049 (A)	100	100

		2,104

Kansas — 0.7%
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,239
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,045
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,405	2,406

		5,690

Kentucky — 4.1%
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,394
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2028	1,200	1,229
Kentucky State, Public Energy Authority, Gas Supply, Ser C-1, RB
4.000%, 12/01/2049 (A)	2,000	2,006
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	7,000	7,460
5.000%, 07/01/2026	450	459
4.000%, 12/01/2049 (A)	7,500	7,521
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	2,006
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	1,987
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	761

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	$750	$761
University of Louisville, Ser D, RB
5.000%, 03/01/2030	3,140	3,231
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,071

		33,886

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.573%, 05/01/2043 (A)	1,950	1,946
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,394
5.000%, 08/15/2027	1,000	1,043
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,526
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,003
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	1,002
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	989

		9,903

Maryland — 0.3%
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	459
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	419
5.000%, 03/01/2028	1,220	1,298

		2,176

Massachusetts — 1.8%
Boston, Housing Authority, Ser B, RB
5.000%, 04/01/2025	400	401
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,500
2.460%, 07/01/2049 (A)(D)	6,250	6,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (D)	$2,500	$2,346
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	456
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2025	850	856
5.000%, 07/01/2026	1,000	1,022
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
2.700%, 07/01/2042 (A)	1,325	1,325
Quincy, GO
5.000%, 07/25/2025	1,000	1,008

		15,161

Michigan — 2.0%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	903
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	369
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,067
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,544
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,134
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	837
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	2,235	2,259

		17,113

Minnesota — 1.9%
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	274
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	288
6.000%, 02/01/2027	200	213

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kiester, Ser A, GO
3.625%, 12/01/2026	$1,710	$1,717
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,844
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,123
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,323
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2026	450	457
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	339
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	537
1.050%, 07/01/2026	1,145	1,099
0.950%, 01/01/2026	1,140	1,110
0.875%, 07/01/2025	1,130	1,117
Minnesota State, Rural Water Finance Authority, Public Projects Construction, RB
3.300%, 08/01/2026	1,000	1,001
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	507
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	705	729

		15,678

Mississippi — 0.5%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,986
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	2,500	2,482

		4,468

Missouri — 1.6%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	600
Jackson County, RB
5.000%, 12/01/2027	1,110	1,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	$9,650	$9,635
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,277
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	637

		13,321

Nebraska — 0.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,050
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	1,260	1,275
Gretna, COP
5.000%, 12/15/2025	2,000	2,003

		4,328

New Hampshire — 0.5%
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,887
3.625%, 04/01/2026	1,750	1,761
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	528

		4,176

New Jersey — 2.2%
Bergen County, Improvement Authority, RB
4.500%, 05/28/2025	1,250	1,255
Jersey City, Municipal Utilities Authority, Sewer Projects, Ser B, RB
5.000%, 05/01/2025	2,000	2,006
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,589
New Jersey State, Economic Development Authority, School Facilities Construction, RB
3.110%, 09/01/2025 (A)	1,050	1,049

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (D)	$1,000	$1,012
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	862
New Jersey State, GO
5.000%, 06/01/2027	1,045	1,098
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,879
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,884
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	1,390	1,191
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,240
Passaic, Ser A, GO
5.000%, 08/01/2025	700	706

		18,771

New Mexico — 0.3%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,016
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,504

		2,520

New York — 5.4%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	624
Ithaca, GO
4.250%, 02/13/2026	2,000	2,015
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	3,440	3,578
3.000%, 09/01/2049 (A)	4,470	4,390
0.850%, 09/01/2050 (A)	2,000	1,974
Long Island, Power Authority, Ser C, RB
2.310%, 09/01/2038 (A)	1,585	1,582
Lowville, GO
5.375%, 08/21/2025	1,000	1,001
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,551

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	$5,000	$5,002
0.600%, 05/01/2061 (A)	2,945	2,916
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,036
New York City, Ser 2-REM, GO
1.300%, 04/01/2042 (A)	1,500	1,500
New York City, Ser A, GO
5.000%, 08/01/2030	1,250	1,392
New York State, Dormitory Authority, Northwell Health Obligated Group, RB
5.000%, 05/01/2025 (F)	870	873
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	1,001
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	1,000
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	1,245	1,238
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,028
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	812
5.000%, 12/01/2026	1,000	1,034
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,085
North Hempstead, Ser B, GO
4.000%, 09/19/2025	3,000	3,021
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RB
4.250%, 06/30/2025	830	833
Triborough, Bridge & Tunnel Authority, MTA Bridges and Tunnels, RB
5.000%, 12/01/2028	1,000	1,082
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,500	1,537

		45,105

North Carolina — 1.0%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
1.150%, 01/15/2042 (A)(E)	4,300	4,300

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser C-REM, RB
3.450%, 01/15/2048 (A)	$1,000	$1,003
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	981
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	1,000	993
North Carolina State, Capital Facilities Finance Agency, Republic Services Project, Ser A, RB
3.400%, 07/01/2034 (A)	1,000	1,000

		8,277

North Dakota — 0.6%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,003
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	103
5.000%, 12/01/2027	125	131
5.000%, 12/01/2028	125	133

		5,370

Ohio — 3.3%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,633
American Municipal Power, Electrical System Improvement, Wapakoneta, RB
4.500%, 06/19/2025	2,000	2,007
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	874
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Hamilton County, Hospital Facilities, TriHealth Inc Obligated Group Project, RB
1.250%, 08/15/2051 (A)	4,000	4,000
Huber Heights, Ser B, GO
4.500%, 07/10/2025	2,000	2,011
Lorain County, Ser C, GO
4.250%, 12/05/2025	1,000	1,000
Montgomery, GO
4.500%, 06/10/2025	1,000	1,004
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2026	$525	$536
5.000%, 05/01/2028	700	738
5.000%, 05/01/2030	540	584
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,326
Ohio State, Housing Finance Agency, Post Oak Station, Ser A-REMK, RB, FHA
3.850%, 07/01/2025	1,500	1,502
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,156
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,111
Put-in-Bay Village, GO
4.750%, 10/29/2025	1,000	1,009

		27,180

Oklahoma — 2.2%
Creek County, Educational Facilities Authority, Bristow Public Schools Project, RB
5.000%, 09/01/2025	1,645	1,659
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	815
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	380
5.000%, 09/01/2030	375	413
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	8,859
0.050%, 01/01/2027	5,735	5,417
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	340
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	403

		18,286

Oregon — 1.3%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2025 (C)	555	550
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (C)	350	326

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	$2,070	$2,052
0.000%, 06/15/2026 (C)	3,270	3,142
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (C)	250	240
0.000%, 06/15/2028 (C)	395	355
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,012
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	691
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,645	2,722

		11,220

Pennsylvania — 2.7%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.560%, 11/15/2047 (A)	3,000	2,976
Bethlehem, School District Authority, RB
3.291%, 01/01/2032 (A)	570	568
Dallastown Area, School District, GO
5.000%, 04/15/2027	520	521
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	994
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,005
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	606
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2033	2,550	2,629
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	651
Pennsylvania State, GO
5.000%, 01/01/2028	3,460	3,595
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	$1,295	$1,256
Pennsylvania State, Turnpike Commission, RB
2.710%, 07/15/2041 (A)	2,500	2,496
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,075	1,085
Philadelphia, Industrial Development Authority, Life Donor Program, RB
1.850%, 12/01/2034 (A)(E)	155	155
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,209
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	303

		22,659

Rhode Island — 0.6%
Pawtucket, GO
4.500%, 10/24/2025	4,000	4,027
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	917

		4,944

South Carolina — 0.1%
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	746

Tennessee — 3.2%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	2,500	2,506
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,023
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,510
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	416
5.000%, 07/01/2028	400	423
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	503

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, 4th & Shelby Apartments Project, RB
5.000%, 06/01/2029 (A)	$2,800	$2,954
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	268
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,066
Tennergy, RB
5.000%, 06/01/2028	275	289
5.000%, 06/01/2029	825	873
5.000%, 10/01/2054 (A)	7,500	7,935
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	785
5.250%, 12/01/2026	700	719
Tennessee State, Housing Development Agency, RB
3.500%, 07/01/2055 (A)	1,000	1,000
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,157

		26,427

Texas — 15.4%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	330
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,066
3.500%, 11/01/2043 (A)	1,000	1,001
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,211
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,504
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	681
6.500%, 09/01/2026	390	408
6.500%, 09/01/2027	635	684
6.500%, 09/01/2028	245	270
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,787
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	$8,710	$8,700
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(D)	1,500	1,502
Denton County, GO
4.000%, 07/15/2027	740	741
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,062
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,024
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,993
Fort Bend County, GO
5.000%, 03/01/2025	2,425	2,425
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	550
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,041
0.875%, 08/01/2050 (A)	750	742
0.720%, 08/01/2051 (A)	825	790
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	266
5.000%, 08/01/2029	300	324
5.000%, 08/01/2030	300	329
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	396
4.000%, 10/01/2028	525	543
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2025	450	450
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	993
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2025	585	593
5.000%, 11/15/2026	740	765
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	638
4.000%, 09/01/2026	665	676
4.000%, 09/01/2027	695	709
4.000%, 09/01/2028	725	744
4.000%, 09/01/2029	755	773

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	$305	$312
5.500%, 03/01/2027	320	333
5.500%, 03/01/2028	335	354
5.125%, 03/01/2029	350	371
5.000%, 03/01/2030	365	388
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	714
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	464
7.250%, 09/01/2026	470	498
7.250%, 09/01/2027	480	527
7.250%, 09/01/2028	495	560
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	731
6.500%, 11/01/2027	735	793
6.500%, 11/01/2028	765	846
6.500%, 11/01/2029	805	911
6.500%, 11/01/2030	840	970
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	115	118
7.250%, 11/01/2026	230	245
7.250%, 11/01/2027	350	384
7.250%, 11/01/2028	345	390
7.250%, 11/01/2029	390	454
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	360	369
5.500%, 05/01/2027	375	392
5.500%, 05/01/2028	390	415
5.500%, 05/01/2029	405	437
5.000%, 05/01/2030	420	451
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	297
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,002
5.000%, 09/01/2030	1,000	1,001
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	4,090	4,091
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2025	$285	$285
5.000%, 03/01/2026	300	305
5.000%, 03/01/2028	305	320
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,178
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	377
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	865
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	182
5.750%, 09/01/2027	185	195
5.750%, 09/01/2028	195	209
5.750%, 09/01/2029	205	223
5.375%, 09/01/2030	220	238
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	261
5.500%, 12/01/2027	250	267
5.500%, 12/01/2028	250	273
5.250%, 12/01/2029	250	275
5.000%, 12/01/2030	250	277
New Caney, Independent School District, GO, PSF-GTD
4.000%, 02/15/2050 (A)	3,400	3,474
New Hope Cultural Education Facilities Finance Corp, Westminster Project, RB
5.000%, 11/01/2027	345	359
5.000%, 11/01/2028	440	464
5.000%, 11/01/2029	570	609
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2025	335	335
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,905	1,940
5.000%, 01/01/2027	1,665	1,734
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,500	3,526
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,321
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	204
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,139

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	$3,045	$3,045
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	1,000	1,097
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	1,004
2.730%, 02/01/2048 (A)	2,500	2,500
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,075
Sinton, Independent School District, GO, PSF-GTD
4.000%, 08/15/2051 (A)	1,000	1,002
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,126
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,378
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	5,500	5,545
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	946
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,601
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,495	3,480
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.795%, 12/15/2026 (A)	675	677
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.739%, 09/15/2027 (A)	4,975	4,989
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,016
5.250%, 01/01/2028	3,185	3,345
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2026	450	456
5.000%, 01/01/2027	750	773

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2025	$250	$251

		129,152

Utah — 0.6%
Cache County, School District, GO
4.000%, 06/15/2030	1,500	1,521
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,287
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	205
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	258
5.000%, 04/15/2029	200	212
5.000%, 04/15/2030	215	230
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	1,002

		4,715

Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,480

Virginia — 1.6%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	5,550	5,774
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,675
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	540
5.000%, 07/01/2030	550	603
Virginia State, Housing Development Authority, RB
3.625%, 07/01/2055 (A)	2,000	2,000
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	319
3.800%, 07/01/2029	355	360
Virginia State, Small Business Financing Authority, Pure Salmon Virginia LLC Project, AMT, RB
4.000%, 11/01/2052 (A)	2,000	2,002

		13,273

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 1.7%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
2.060%, 11/01/2045 (A)	$6,000	$5,955
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,562
5.000%, 07/01/2029	510	543
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,647
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	964
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,007
Washington State, Health Care Facilities Authority, Commonspirit Health, Ser B-, RB
5.000%, 08/01/2049 (A)	2,000	2,004
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	351

		14,033

West Virginia — 1.6%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project, RB
3.750%, 12/01/2042 (A)	10,000	10,010
3.375%, 03/01/2040 (A)	1,000	997
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,357

		13,364

Wisconsin — 4.0%
Clayton, Ser B, RB
2.000%, 06/01/2026	1,155	1,128
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2025	2,015	2,025
5.000%, 06/01/2026	2,120	2,165
5.000%, 06/01/2027	2,230	2,309
Fort Atkinson, GO
4.000%, 02/01/2027	340	348
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,081
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	955

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
PMA Levy & Aid Anticipation Notes Program, Ser A, RB
5.000%, 09/24/2025	$1,500	$1,517
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2025	870	871
Watertown, RB
4.000%, 10/01/2025	1,225	1,226
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,024
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (D)	4,500	4,586
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,303
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,292
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,223
0.650%, 03/01/2025	1,700	1,700
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	3,500	3,505
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,002
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,897

		33,584

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	$2,000	$2,001

Total Municipal Bonds
(Cost $840,112) ($ Thousands)		838,095

Total Investments in Securities — 100.2%
(Cost $840,112) ($ Thousands)		$838,095

Percentages are based on Net Assets of $836,407 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $25,888 ($ Thousands), representing 3.1% of the Net Assets of the Fund.

(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Security is escrowed to maturity.

As of February 28, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.0%
California — 98.4%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$1,002
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,049
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	1,000	1,044
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,147
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,359
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,606
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,251
5.000%, 02/01/2055 (A)	4,500	4,900
5.000%, 08/01/2055 (A)	2,000	2,150
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,048
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,124
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	438
5.000%, 04/01/2030	425	474
5.000%, 04/01/2031	470	533
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,442
California State, GO
5.000%, 08/01/2031	5,000	5,252
5.000%, 11/01/2031	7,500	8,396
5.000%, 09/01/2032	1,000	1,149
5.000%, 09/01/2035	1,000	1,155
5.000%, 10/01/2035	5,000	5,738
4.000%, 08/01/2034	4,000	4,347
4.000%, 08/01/2035	2,500	2,519
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	$2,500	$2,750
5.000%, 12/01/2037	3,180	3,479
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	1,000	1,121
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,204
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,156
5.000%, 12/01/2036	1,000	1,152
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,375
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,560
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,000
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	870	875
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,370	1,412
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,374
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,339
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,003
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	850	965
5.000%, 11/01/2037	465	523

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	$535	$599
5.000%, 11/01/2032	850	960
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	503
5.000%, 07/01/2027	1,170	1,214
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	460
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,418
5.000%, 11/15/2035	1,340	1,482
5.000%, 11/15/2036	1,410	1,554
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,272
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	594
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	753
5.000%, 05/15/2030	900	981
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,072
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,130
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	512
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,550	1,830
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	870
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	$120	$127
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,478
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,375
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	977
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,846
California State, Various Purpose, GO
5.000%, 03/01/2029	1,300	1,415
5.000%, 10/01/2029	5,000	5,501
5.000%, 10/01/2030	1,230	1,348
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,246
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,335	1,253
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (C)	1,365	1,373
5.000%, 06/01/2026 (C)	1,500	1,547
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,447
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	148
5.000%, 01/01/2034	175	201
5.000%, 01/01/2035	135	155
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	513
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	582
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,379
Los Angeles Community College District, GO
5.000%, 08/01/2037	1,100	1,308

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	$545	$611
5.000%, 07/01/2035	1,000	1,173
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,355
Los Angeles Department of Water & Power, Ser E, RB
5.000%, 07/01/2035	6,225	7,120
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,629
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,937
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	4,000	4,135
5.000%, 05/15/2028	1,000	1,051
5.000%, 05/15/2029	3,000	3,190
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	290
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	431
5.000%, 07/01/2034	545	610
5.000%, 07/01/2035	1,210	1,353
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	586
5.000%, 05/01/2035	500	584
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	3,000	3,494
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,440	3,797
5.000%, 07/01/2031	5,000	5,664
5.000%, 07/01/2034	2,230	2,655
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,066
Los Angeles, Unified School District, Ser QRR, GO
5.000%, 07/01/2037	2,000	2,372
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	817
5.000%, 10/01/2035	900	1,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	$585	$585
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,104
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,176
5.000%, 06/01/2037	2,000	2,342
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,172
5.000%, 10/01/2036	650	758
5.000%, 10/01/2037	700	812
Riverside, Community College District, Ser A, GO
5.000%, 08/01/2028	1,500	1,626
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,569
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,261
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	411
5.000%, 07/01/2027	500	520
5.000%, 07/01/2028	1,000	1,036
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,052
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2033	250	291
5.000%, 10/15/2035	250	290
5.000%, 10/15/2036	730	861
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,108
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,533
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,845

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	$1,500	$1,650
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	2,200	2,542
5.000%, 04/01/2033	1,685	1,974
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,324
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	803
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2026	1,780	1,817
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	548
5.000%, 03/01/2030	700	783
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	991
3.000%, 08/01/2033	2,580	2,545
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,461
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2027	1,000	1,033
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	600
4.000%, 08/01/2028	435	450
4.000%, 08/01/2029	735	764
4.000%, 08/01/2030	1,320	1,378
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	536
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,498
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,342
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,049
5.000%, 04/01/2028	2,000	2,116
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,249

		258,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam — 0.6%
Guam Government Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	$1,375	$1,516

Total Municipal Bonds
(Cost $267,035) ($ Thousands)		259,711

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	123,810	124
Total Cash Equivalent
(Cost $124) ($ Thousands)		124
Total Investments in Securities — 99.0%
(Cost $267,159) ($ Thousands)		$259,835

Percentages are based on Net Assets of $262,544 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

California Municipal Bond Fund (Concluded)

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	259,711	–	259,711
Cash Equivalent	124	–	–	124
Total Investments in Securities	124	259,711	–	259,835

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statement

The following is a summary of the transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,151	$53,857	$(58,884)	$—	$—	$124	$133	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$443

Massachusetts — 98.2%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,603
Hingham, GO
4.000%, 02/15/2030	340	354
4.000%, 02/15/2031	320	332
Lowell, GO
5.000%, 09/01/2027	1,000	1,063
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	567
5.250%, 07/01/2031	750	866
5.000%, 07/01/2027	1,000	1,057
5.000%, 07/01/2036	1,500	1,794
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,140
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,473
5.000%, 02/01/2032	1,000	1,145
5.000%, 02/01/2033	1,000	1,159
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	872
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,087
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,271
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,117
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	626
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,098
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	205
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	$500	$513
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,488
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,035
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	679
5.000%, 01/01/2037	600	657
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,371
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,090
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	444
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	424
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	405
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	745
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,500	1,587
Massachusetts State, Development Finance Agency, South Shore Hospital, Ser I, RB
5.000%, 07/01/2025	500	503
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,158
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,035
5.000%, 07/01/2035	1,000	1,131
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	229

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	$850	$887
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	400
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	400
5.000%, 07/01/2033	1,000	1,073
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	433
5.000%, 07/01/2034	200	228
5.000%, 07/01/2035	250	284
5.000%, 07/01/2036	275	311
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	457
5.000%, 07/01/2032	440	493
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,039
5.000%, 07/01/2029	840	894
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,041
5.000%, 07/01/2028	1,250	1,314
5.000%, 07/01/2029	500	535
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,055
Massachusetts State, RB, NATL
5.500%, 01/01/2034	350	396
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	332
5.000%, 03/01/2035	565	658
Massachusetts State, Ser B, GO
5.000%, 01/01/2028	1,500	1,600
5.000%, 11/01/2036	750	870
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,855
5.000%, 10/01/2034	210	239
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	1,000	1,124
5.000%, 11/01/2031	345	385
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,158
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tri-County Regional Vocational Technical School District, GO
5.000%, 06/01/2038	$775	$887
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,656
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2032	600	652
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,260
Worcester, GO
4.000%, 02/15/2030	285	294

		62,210

Total Municipal Bonds
(Cost $64,212) ($ Thousands)		62,653

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	150,232	150
Total Cash Equivalent
(Cost $150) ($ Thousands)		150
Total Investments in Securities — 99.1%
(Cost $64,362) ($ Thousands)		$62,803

Percentages are based on Net Assets of $63,399 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	62,653	–	62,653
Cash Equivalent	150	–	–	150
Total Investments in Securities	150	62,653	–	62,803

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$43	$11,991	$(11,884)	$—	$—	$150	$26	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.8%
Delaware — 2.9%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,082
5.000%, 01/01/2030	180	198
5.000%, 01/01/2031	115	129
5.000%, 01/01/2032	225	255
5.000%, 01/01/2033	225	255
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	523
5.000%, 01/01/2036	340	393

		2,835

Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	696

New Jersey — 86.6%
Bergen County, GO
3.000%, 07/15/2029	1,000	1,000
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,814
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	567
Edison, GO
3.000%, 03/15/2033	1,635	1,584
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	776
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	415
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,006
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,056
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	411
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,136
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	1,003
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	$650	$736
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,044
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,186
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,178
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,127
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,323
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	395
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,466
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,311
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	919
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,025
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,917
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	757
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,030
5.000%, 07/01/2031	725	804

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$2,000	$2,060
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,126
5.000%, 07/01/2037	820	849
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	1,000	1,129
5.000%, 07/01/2035	350	398
5.000%, 07/01/2036	525	603
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,029
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,371
5.000%, 07/01/2034	1,205	1,396
5.000%, 07/01/2036	2,000	2,307
5.000%, 07/01/2045 (A)	1,500	1,539
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,356
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,573
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	707
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	747
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	519
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	765
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	213
5.000%, 07/01/2029	270	292
5.000%, 07/01/2030	260	283
5.000%, 07/01/2031	375	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	$1,375	$1,582
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,094
4.000%, 06/15/2035	2,585	2,656
4.000%, 06/15/2036	1,515	1,545
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	560
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	1,500	1,730
5.000%, 06/15/2037	1,500	1,707
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	2,500	2,787
5.000%, 06/15/2036	940	1,040
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,488
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,062
5.000%, 01/01/2034	1,500	1,580
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	800	814
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,000	1,042
5.000%, 01/01/2029	960	1,018
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,017
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	550
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	535
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	540
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,356
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	519
5.000%, 06/01/2034	3,000	3,104

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	$400	$465
5.000%, 04/15/2037	550	637

		84,061

New York — 7.5%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,558
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,343
4.000%, 07/15/2036	1,325	1,356
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	1,000	1,076

		7,333

Pennsylvania — 1.1%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,000	1,052

Total Municipal Bonds
(Cost $97,949) ($ Thousands)		95,977

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	549,951	550
Total Cash Equivalent
(Cost $550) ($ Thousands)		550
Total Investments in Securities — 99.4%
(Cost $98,499) ($ Thousands)		$96,527

Percentages are based on Net Assets of $97,116 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	95,977	–	95,977
Cash Equivalent	550	–	–	550
Total Investments in Securities	550	95,977	–	96,527

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,256	$26,337	$(28,043)	$—	$—	$550	$61	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.4%
Guam — 0.7%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$808

New York — 96.7%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	971
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,073
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	357
5.000%, 08/01/2027	275	282
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	983
5.000%, 09/01/2036	1,000	1,087
5.000%, 09/01/2037	1,475	1,599
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	519
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	708
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	819
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,255
Long Island, Power Authority, RB
5.000%, 09/01/2027	1,000	1,059
1.000%, 09/01/2025	1,000	987
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,060
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,545
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,115
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	2,000	2,146
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2026	1,000	1,013
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	1,750	1,852
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	836

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2034	$2,000	$2,332
Nassau County, Interim Finance Authority, Ser A, RB
4.000%, 11/15/2032	1,000	1,079
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,063
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,370
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,641
5.000%, 08/01/2037	1,765	1,900
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	485
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,055
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,880
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,052
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,489
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,050
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	796
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S-3, RB
5.000%, 07/15/2032	2,450	2,616
New York City, Transitional Finance Authority, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,709
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.000%, 05/01/2032	1,500	1,701
New York City, Transitional Finance Authority, Sub-Ser E, RB
5.000%, 11/01/2036	1,000	1,153
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,602
New York City, Water & Sewer System, Finance Authority, RB
5.000%, 06/15/2031	1,750	1,990

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	$1,000	$1,005
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	527
5.000%, 07/01/2030	1,095	1,199
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	1,000	1,148
4.000%, 05/01/2037	1,250	1,290
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,316
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,713
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,131
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2029	2,500	2,636
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,315
5.000%, 10/01/2036	2,000	2,265
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,295
New York State, Dormitory Authority, Ser B, RB
5.000%, 03/15/2037	1,500	1,743
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,571
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	871
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AGC
5.000%, 10/01/2038	1,000	1,112
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	$1,500	$1,742
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,500
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,788
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,615
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,162
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,964
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,143
5.000%, 12/01/2033	1,560	1,685
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,015
5.000%, 12/01/2030	1,000	1,096
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,275
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	678
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	803
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,372
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2033	1,000	1,167
5.000%, 05/15/2035	500	570
5.000%, 12/01/2037	3,000	3,495
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser A-1, RB
5.000%, 05/15/2036	1,300	1,505

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	$3,500	$3,699
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	753
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	261
5.000%, 07/01/2026	300	306

		113,002

Total Municipal Bonds
(Cost $114,852) ($ Thousands)		113,810

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	1,994,189	1,994
Total Cash Equivalent
(Cost $1,994) ($ Thousands)		1,994
Total Investments in Securities — 99.1%
(Cost $116,846) ($ Thousands)		$115,804

Percentages are based on Net Assets of $116,860 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	113,810	–	113,810
Cash Equivalent	1,994	–	–	1,994
Total Investments in Securities	1,994	113,810	–	115,804

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,771	$38,639	$(38,416)	$—	$—	$1,994	$72	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.4%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$995

Pennsylvania — 97.7%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,615	2,777
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,423
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	552
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,637
5.000%, 04/01/2036	1,000	1,042
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,172
5.000%, 07/15/2030	305	330
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,083
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,847
Chester County, GO
4.000%, 07/15/2029	300	313
4.000%, 07/15/2030	250	261
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	406
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,662
5.000%, 06/01/2029	500	531
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	837
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	262
5.000%, 08/01/2036	255	289
5.000%, 08/01/2037	345	389
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	$500	$522
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,065
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,368
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,061
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,415
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	651
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,027
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,410
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	410
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,225
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,545
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	969
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	505
5.000%, 09/01/2028	1,500	1,595
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	763
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	419
5.000%, 07/01/2029	350	374

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	$1,000	$1,138
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,167
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	936
Pennsylvania State University, RB
5.000%, 09/01/2035	850	971
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,139
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,612
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,250	1,261
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2031	1,000	1,109
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,021
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	818
5.000%, 10/15/2030	925	1,022
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	865
5.000%, 08/01/2036	725	833
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,109
5.000%, 09/01/2032	2,590	2,968
5.000%, 08/15/2033	2,310	2,677
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,559
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	2,011
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,219
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	$265	$277
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028	1,165	1,220
5.000%, 06/15/2028 (A)	70	74
5.000%, 02/15/2035	2,000	2,354
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	15
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	78
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,715
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,053
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	539
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,815	1,842
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,655
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	524
5.000%, 07/01/2028	400	424
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,098
5.000%, 12/01/2031	1,000	1,126
5.000%, 12/01/2032	2,000	2,264
5.000%, 12/01/2035	675	775
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,748
5.000%, 12/01/2033	375	430
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	566

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	$500	$528
5.000%, 06/01/2031	1,165	1,307
5.000%, 06/01/2033	895	1,028
5.000%, 12/01/2034	1,000	1,145
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,693
5.000%, 07/01/2031	1,100	1,195
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,005
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,305
5.000%, 08/01/2027	1,705	1,789
5.000%, 10/01/2029	2,000	2,063
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,107
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	788
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,031
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,086
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	420
4.000%, 07/01/2035	5,325	5,357
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	2,984
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,030
5.000%, 08/01/2027	1,000	1,049
5.000%, 05/01/2028	1,000	1,064
5.000%, 05/01/2031	1,000	1,113
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,386
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	764
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	492
5.000%, 11/01/2027	1,800	1,897

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	$2,250	$2,516
5.000%, 06/01/2034	800	906
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,750	3,204
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,055
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,107
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	648
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	233
5.000%, 09/01/2037	300	346
5.000%, 09/01/2038	400	459
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,065
5.000%, 09/01/2029	750	821
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	493
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	278
5.000%, 10/01/2031	325	360
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,136
5.000%, 06/01/2033	1,000	1,137
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	725	765
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,335

		142,546

Total Municipal Bonds
(Cost $146,188) ($ Thousands)		143,541

SEI Tax Exempt Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	133,648	$134
Total Cash Equivalent
(Cost $134) ($ Thousands)		134
Total Investments in Securities — 98.5%
(Cost $146,322) ($ Thousands)		$143,675

Percentages are based on Net Assets of $145,843 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	143,541	–	143,541
Cash Equivalent	134	–	–	134
Total Investments in Securities	134	143,541	–	143,675

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$27,187	$(27,504)	$—	$—	$134	$62	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 73.1%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$762
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,387
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,170
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,236
Black Belt, Energy Gas District, Sub-Ser, RB
4.341%, 07/01/2052 (A)	1,000	1,010
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	826
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,627
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,112

		14,130

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	5
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,687

		3,692

Arizona — 1.0%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,096
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	840
5.000%, 01/01/2038	675	567
4.500%, 01/01/2040	965	733
4.500%, 01/01/2049	1,000	840
4.250%, 01/01/2039	1,000	840
4.250%, 01/01/2040	750	630
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	$1,510	$1,532
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	245	250
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	1,005
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	245	225

		8,648

Arkansas — 0.6%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	4,229
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	815

		5,044

California — 10.1%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,181
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	995	1,081
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,048
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 02/01/2055 (A)	3,100	3,369
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(C)	2,600	2,624
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(C)	4,700	4,711

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(C)	$1,600	$1,595
6.000%, 03/01/2053 (A)(C)	6,200	6,263
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
8.000%, 01/01/2050 (A)(C)	5,000	5,164
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Sub-Ser B, AMT, RB
9.500%, 01/01/2065 (A)(C)	3,500	3,550
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	532
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (C)	1,305	1,333
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	998
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,432	–
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)(D)	666	2
6.750%, 12/01/2028 (C)(D)	1,932	5
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,503
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	489
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	600
5.000%, 06/01/2051 (C)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	1,970	1,744
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	$2,200	$2,245
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	3,825	3,907
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,095	952
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	372
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	765
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	391
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,400	2,433
0.000%, 09/01/2032 (C)(E)(F)	7,800	5,242
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,008
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	43,000	5,052
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,475	1,381
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	1,018
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,427
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,657
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	3,329
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,007
5.000%, 09/01/2031	1,000	1,007
San Diego, Unified School District, GO
4.000%, 07/01/2053	3,900	3,862
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,154

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	$1,800	$1,221

		91,986

Colorado — 1.8%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,439
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	502
5.000%, 12/01/2048	500	489
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	401
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,265
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	449
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,878
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(C)	2,140	2,163
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	540	568
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,144	1,170
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	4,079
Pinery, Commercial Metropolitan District No. 2, RB
5.750%, 12/01/2054	500	509
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	880
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	215
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	307

		16,314

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.2%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (C)	$1,500	$1,436
Connecticut State, Health & Educational Facilities Authority, Yale University, Ser A-, RB
0.700%, 07/01/2042 (A)	500	500

		1,936

Delaware — 1.3%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,910	1,844
3.167%, 10/01/2038 (A)(C)	10,810	9,357
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,038

		12,239

Florida — 2.0%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	56
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	13
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	943
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	3,320
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	426
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	531
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	479
Florida State, Village Community Development District No. 15, SAB
5.000%, 05/01/2043 (C)	1,500	1,542
4.800%, 05/01/2055 (C)	1,000	1,002

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	$321	$23
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,034
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,991
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)(D)	3,365	2,692
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	647
4.000%, 05/15/2028	985	988
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	785
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	360

		18,158

Georgia — 3.1%
Atlanta, Development Authority, Gulch Enterprise Zone Project, RB
0.000%, 06/15/2028 (C)(E)(F)	2,400	2,085
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (C)	300	305
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,673
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	972
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,418
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,060
5.000%, 06/01/2053 (A)	2,150	2,258
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	3,400	3,630

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	$5,500	$5,856
5.500%, 07/01/2064	1,000	1,068
5.000%, 01/01/2056	500	510
5.000%, 07/01/2060	5,000	5,001

		27,836

Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	265	266
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,400	1,281

		1,547

Illinois — 2.7%
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	503
Chicago, O'Hare International Airport, Ser C, AMT, RB
5.000%, 01/01/2035	3,000	3,303
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,071
Hillside, TA
5.000%, 01/01/2030	1,160	1,170
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	314
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	776
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,561	12
5.000%, 02/15/2037 (D)	1,561	13
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	502
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,022
Illinois State, GO
5.000%, 02/01/2036	6,000	6,723
Illinois State, RB
5.000%, 06/15/2026	2,000	2,003
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,553

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser B, GO
5.250%, 05/01/2043	$2,000	$2,173
5.000%, 12/01/2026	2,500	2,588

		24,726

Indiana — 0.9%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,748
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	9,800	1,586
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,279

		8,613

Iowa — 1.1%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (A)(B)	4,200	4,552
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	1,000	1,005
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	800	812
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,816
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,490	1,916

		10,101

Kansas — 0.5%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	2,008
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	845
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	541
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	410	413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	$1,930	$871

		4,678

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	721
6.000%, 11/15/2036	1,700	1,368

		2,089

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	700	741
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	400	375
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	630	658

		1,774

Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	648

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,567
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,312

		6,879

Michigan — 2.0%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,146
5.250%, 05/01/2027	300	313
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	5,800	4,706

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	$310	$258
4.800%, 09/01/2040	185	161
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,333
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	4,001
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	2,343
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	4,332

		18,593

Minnesota — 0.3%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	320	316
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	576
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	756
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	500
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	175	172

		2,320

Missouri — 0.8%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	953
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,172
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,200	2,205

		7,330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	$1,500	$1,324

Nevada — 0.4%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)(D)	2,703	11
5.125%, 12/15/2037 (C)	1,765	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,101
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (C)(G)	18,500	2,769

		3,881

New Hampshire — 0.7%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	3,963	3,788
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,473	1,418
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	1,078

		6,284

New Jersey — 1.9%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,497
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,198
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	432
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,478
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,026
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	670	677

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2035	$2,500	$2,884
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	515
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,500

		17,207

New York — 6.8%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,490
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,019
4.600%, 02/01/2051	500	395
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,443
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.880%, 03/01/2026 (A)	425	425
3.758%, 03/01/2025 (A)	400	400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	766
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,166
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,852
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	5,224
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,514
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,199
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	4,003
5.000%, 11/15/2044 (C)	5,750	5,754

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	$1,060	$1,113
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,245
5.000%, 01/01/2033	4,085	4,213
4.000%, 10/01/2030	1,000	1,004
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB
5.000%, 06/30/2060	4,000	4,065
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,147
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	5,100	5,416
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,985
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,721
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	519
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,152
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	841
5.250%, 09/15/2053	2,500	2,025

		62,096

North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	900	1,009

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	$1,500	$–
6.625%, 12/15/2031 (C)(D)	1,000	–

		–

Ohio — 1.9%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,000	3,657
0.000%, 06/01/2057 (G)	54,300	5,797
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,924
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	–
6.500%, 12/01/2037 (C)(D)	1,100	–
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,526	107
6.000%, 04/01/2038 (C)(D)	1,297	91
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	4,250	4,022

		17,598

Oklahoma — 0.7%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,501
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	1,960
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,706
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	7
6.875%, 11/01/2046 (D)	1,081	4
6.625%, 11/01/2036 (D)	522	2

		6,180

Other — 2.3%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.142%, 01/25/2040 (A)	4,921	4,898

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
3.084%, 04/25/2043 (A)	$1,979	$1,709
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.551%, 08/25/2040 (A)	5,855	5,984
4.033%, 12/25/2036 (A)	5,205	5,185
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.684%, 10/25/2040 (A)	3,085	3,182

		20,958

Pennsylvania — 3.5%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,014
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,130	2,148
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	593
7.000%, 06/30/2039	2,878	2,684
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	314
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,450	3,795
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	253
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	496
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,572
5.000%, 11/01/2051	3,000	3,060
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,295
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,153
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (A)	1,000	1,013

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	$1,250	$1,302
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,911
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,890

		31,493

Puerto Rico — 6.7%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (D)	200	97
5.250%, 07/01/2031 (D)	5,895	2,859
Puerto Rico, Electric Power Authority, Ser A-PSA, RB
6.750%, 07/01/2036 (D)	2,605	1,263
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.583%, 07/01/2029 (A)(D)	9,040	8,859
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020	1,380	669
Puerto Rico, Electric Power Authority, Ser XX-PSA, RB
5.250%, 07/01/2040 (D)	1,070	519
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	614
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	9,673	9,457
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	3,503	3,516
0.000%, 07/01/2046 (G)	15,600	5,230
0.000%, 07/01/2051 (G)	37,000	9,172
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,993
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	2,005
Puerto Rico, Sub-Ser CW, Notes
0.000%, 11/01/2043 (A)(E)	3,813	2,397
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (A)(E)	18,924	12,088

		60,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.9%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	$6,890	$1,261
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	7,004

		8,265

South Carolina — 0.5%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,942
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	100
5.250%, 02/01/2027 (C)(D)	1,000	100
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2044	2,000	2,162

		4,428

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,835
Chattanooga, Health Educational & Housing Facility Board, Erlanger Health, RB
5.250%, 12/01/2049	1,000	1,066
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/FHA
4.200%, 05/01/2040	1,000	1,005
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (D)	700	527
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	445	449
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,081

		8,963

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 6.2%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	$3,000	$1,440
7.500%, 12/01/2045 (C)	1,750	596
Austin Affordable PFC, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,739
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	394
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	2,975
10.000%, 06/01/2042 (A)(C)	1,500	1,275
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)(D)	8,910	7,128
7.000%, 03/01/2039 (D)	480	384
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,880
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,257
6.000%, 08/15/2038	1,500	1,512
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	1,014
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B-UNITED, AMT, RB
5.500%, 07/15/2035	4,000	4,389
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,500	750
5.000%, 07/01/2031 (D)	250	125
5.000%, 07/01/2046 (D)	2,000	1,700
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,500
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	502
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	475
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	$1,500	$1,278
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.545%, 12/15/2026 (A)	3,000	3,002
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	1,250	1,264
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,831
4.875%, 10/15/2048	10,500	11,056
4.375%, 10/15/2059	3,200	3,210

		56,674

Utah — 0.8%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,726
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (C)	1,000	1,046
5.500%, 06/15/2039 (C)	1,790	1,849
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (C)	500	500
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	943
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	400	398
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,151

		7,613

Virginia — 1.6%
Albemarle County, Economic Development Authority, RB
1.150%, 10/01/2048 (A)	200	200
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	3,000	2,881
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	380

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	$1,000	$1,011
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	20
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	35	25
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,873
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,782
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,522

		14,747

Washington — 1.0%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,020
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,088
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	227
4.000%, 07/01/2028 (C)	400	394
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	1,999
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,065	2,794
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.000%, 03/20/2040 (A)	1,995	1,954

		9,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia — 1.0%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	$2,100	$2,332
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	7,217

		9,549

Wisconsin — 3.1%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,895
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	3,042
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	938
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,075
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,292
5.000%, 08/01/2028	795	784
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,399
5.000%, 03/01/2048	1,500	1,335
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	727
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,441
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	1,797
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	721	525
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,720

SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	$1,000	$866
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)(D)	5,070	2,281
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,354

		28,396

Total Municipal Bonds
(Cost $699,832) ($ Thousands)		666,160

CORPORATE OBLIGATIONS — 20.8%
Financials — 20.3%
Allianz
3.500%, H15T5Y + 2.973%(A)(C)(H)	2,600	2,534
American Express
3.550%, H15T5Y + 2.854%(A)(H)	6,000	5,814
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(H)	6,900	7,017
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(H)	1,200	1,322
Banco Santander
9.625%, H15T5Y + 5.306%(A)(H)	3,000	3,315
Bank of America
6.125%, H15T5Y + 3.231%(A)(H)	3,800	3,847
4.375%, H15T5Y + 2.760%(A)(H)	3,000	2,918
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (A)	2,000	2,057
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(A)(H)	4,300	4,116
3.700%, H15T5Y + 3.352%(A)(H)	3,500	3,423
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,374
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(H)	800	889
4.375%, H15T5Y + 3.410%(A)(H)	3,000	2,769
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(I)	6,000	5,998
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(H)	2,400	2,575
8.500%, H15T5Y + 4.354%(A)(C)(H)	1,400	1,481
4.625%, H15T5Y + 3.196%(A)(C)(H)	4,600	4,444
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(A)(H)	2,700	2,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, H15T5Y + 4.036%(A)(H)	$125	$124
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(H)	5,300	5,118
Charles Schwab
4.000%, H15T5Y + 3.168%(A)(H)	6,000	5,856
Citigroup
4.000%, H15T5Y + 3.597%(A)(H)	3,000	2,945
3.875%, H15T5Y + 3.417%(A)(H)	4,400	4,295
Citizens Financial Group
5.650%, H15T5Y + 5.313%(A)(H)	2,200	2,191
4.000%, H15T5Y + 3.215%(A)(H)	2,500	2,407
CoBank ACB
6.250%, US0003M + 4.660%(A)(H)	500	500
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/2052 (A)	1,500	1,542
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(H)	2,000	2,042
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(H)	3,000	2,754
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(H)	500	495
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(A)(H)	3,300	3,458
4.125%, H15T5Y + 2.949%(A)(H)	2,500	2,421
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(H)	1,500	1,492
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(H)	600	593
4.450%, H15T7Y + 4.045%(A)(H)	6,000	5,850
ING Groep
5.750%, H15T5Y + 4.342%(A)(H)	4,600	4,589
JPMorgan Chase
6.875%, H15T5Y + 2.737%(A)(H)	500	525
6.500%, H15T5Y + 2.152%(A)(H)	1,500	1,535
3.650%, H15T5Y + 2.850%(A)(H)	2,300	2,245
KeyCorp
5.000%, TSFR3M + 3.868%(A)(H)	3,000	2,961
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(H)	4,800	5,030
M&T Bank
7.304%, H15T5Y + 3.174%(A)(H)	1,800	1,802
3.500%, H15T5Y + 2.679%(A)(H)	2,000	1,904
MetLife
3.850%, H15T5Y + 3.576%(A)(H)	3,800	3,764
NatWest Group PLC
8.125%, H15T5Y + 3.752%(A)(H)	2,000	2,129
Northern Trust
4.600%, TSFR3M + 3.464%(A)(H)	500	493
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(H)	2,100	2,108
6.000%, H15T5Y + 3.000%(A)(H)	3,400	3,391

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

February 28, 2025 (Unaudited)

Tax-Advantaged Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (A)	$2,000	$2,049
Royal Bank of Canada
6.350%, H15T5Y + 2.257%, 11/24/2084 (A)	500	481
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(H)	200	202
Societe Generale
10.000%, H15T5Y + 5.448%(A)(H)	200	219
8.000%, USISDA05 + 5.873%(A)(C)(H)	1,800	1,820
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(H)	4,000	4,218
State Street
6.700%, H15T5Y + 2.628%(A)(H)	1,200	1,227
6.450%, H15T5Y + 2.135%(A)(H)	2,400	2,400
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	19,266	6,113
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,164
Truist Financial
6.669%, H15T5Y + 3.003%(A)(H)	4,900	4,877
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(H)	2,000	2,189
9.250%, H15T5Y + 4.758%(A)(C)(H)	1,000	1,157
4.375%, H15T5Y + 3.313%(A)(C)(H)	6,000	5,246
US Bancorp
5.300%, TSFR3M + 3.176%(A)(H)	1,000	988
3.700%, H15T5Y + 2.541%(A)(H)	6,200	5,915
Voya Financial
7.758%, H15T5Y + 3.358%(A)(H)	1,700	1,787
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(H)	2,500	2,452

		184,627

Health Care — 0.4%
CommonSpirit Health
4.187%, 10/01/2049	3,300	2,673
Toledo Hospital
4.982%, 11/15/2045	1,500	1,162

		3,835

Utilities — 0.1%
Dominion Energy
4.350%, H15T5Y + 3.195%(A)(H)	1,100	1,064

Total Corporate Obligations
(Cost $189,589) ($ Thousands)		189,526

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 2.9%
Allstate, 4.750% (H)	21,234	$438
Arch Capital Group, 5.450% (H)	10,784	235
AT&T, 4.750% (H)	121,800	2,427
Bank of America, 5.225% (A)(H)	20,730	477
Capital One Financial, 5.000% (H)	70,400	1,409
Dairy Farmers of America, 7.875% (H)	15,000	1,455
Entergy Texas, 5.375% (H)	39,700	968
Equitable Holdings, 5.250% (H)	50,050	994
Fifth Third Bancorp, 8.296% (A)(H)	49,704	1,299
Goldman Sachs Group, 5.229% (A)(H)	4,166	98
KeyCorp, 6.125% (A)(H)	1,700	43
M&T Bank, 5.625% (A)(H)	12,841	326
MetLife, 4.750% (H)	194,805	4,077
Morgan Stanley, 5.264% (A)(H)	133,149	3,180
NSTAR Electric, 4.780% (H)	10,708	857
Regions Financial, 4.450% (H)	62,268	1,225
RenaissanceRe Holdings, 4.200% (H)	37,558	620
Stifel Financial, 4.500% (H)	41,828	768
US Bancorp, 5.500% (H)	23,795	1,003
Voya Financial, 5.350% (A)(H)	94,605	2,372
Webster Financial, 5.250% (H)	76,527	1,682

Total Preferred Stock
(Cost $27,697) ($ Thousands)		25,953
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.8%
United States Treasury Bills
4.264%, 04/15/2025 (J)	$2,000	1,990
4.264%, 05/08/2025 (J)	5,100	5,061
4.261%, 04/03/2025 (J)	2,600	2,591
4.257%, 05/22/2025 (J)	2,000	1,981
4.247%, 03/11/2025 (J)	2,100	2,098
4.215%, 03/27/2025 (J)	2,800	2,792

Total U.S. Treasury Obligations
(Cost $16,509) ($ Thousands)		16,513

MORTGAGE-BACKED SECURITIES — 0.9%
Real Estate — 0.9%
FHLMC
5.210%, 08/01/2040	3,569	3,885
3.850%, 07/01/2039	4,152	3,942

Total Mortgage-Backed Securities
(Cost $7,348) ($ Thousands)		7,827

SEI Tax Exempt Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.280%**†	387,899	$388
Total Cash Equivalent
(Cost $388) ($ Thousands)		388
Total Investments in Securities — 99.5%
(Cost $941,363) ($ Thousands)		$906,367

Percentages are based on Net Assets of $910,845 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $224,338 ($ Thousands), representing 24.6% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Perpetual security with no stated maturity date.
(I)	Level 3 security in accordance with fair value hierarchy.
(J)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	666,160	–	666,160
Corporate Obligations	–	183,528	5,998	189,526
Preferred Stock	25,953	–	–	25,953
U.S. Treasury Obligations	–	16,513	–	16,513
Mortgage-Backed Securities	–	7,827	–	7,827
Cash Equivalent	388	–	–	388
Total Investments in Securities	26,341	874,028	5,998	906,367

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$588	$48,626	$(48,826)	$—	$—	$388	$98	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

February 28, 2025 (Unaudited)

Portfolio Abbreviations
ACB — Agricultural Credit Bank
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
AGUK — Assured Guaranty London PLC
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Co.
BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PFC — Public Facility Corporation
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M — Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

SEI Tax Exempt Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2025 (Unaudited)

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,665,182		$838,095
Affiliated investment, at value ††	1,491		—
Cash and cash equivalents	11,037		604
Dividends and interest receivable	18,860		9,120
Receivable for fund shares sold	418		223
Receivable for investment securities sold	30		—
Prepaid expenses	63		33
Total Assets	1,697,081		848,075
Liabilities:
Payable for investment securities purchased	6,971		8,800
Payable for fund shares redeemed	1,797		1,986
Income distribution payable	485		386
Shareholder servicing fees payable	283		150
Investment advisory fees payable	249		128
Administration fees payable	200		150
Chief Compliance Officer fees payable	2		1
Accrued expense payable	130		67
Total Liabilities	10,117		11,668
Net Assets	$1,686,964		$836,407
† Cost of investments	$1,678,082		$840,112
†† Cost of affiliated investment	1,491		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,746,044		$849,910
Total accumulated losses	(59,080)		(13,503)
Net Assets	$1,686,964		$836,407
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.17		$9.99
	($1,474,460,684 ÷ 131,977,406 shares	)	($777,833,165 ÷ 77,840,815 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.18		$9.99
	($212,503,688 ÷ 19,008,207 shares	)	($58,573,841 ÷ 5,864,387 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$259,711		$62,653		$95,977		$113,810		$143,541		$905,979
124		150		550		1,994		134		388
—		—		—		—		—		855
3,093		662		921		1,354		1,789		9,865
50		—		7		—		521		463
—		—		—		—		—		700
9		3		3		4		6		37
262,987		63,468		97,458		117,162		145,991		918,287

—		—		—		—		—		5,551
257		25		272		220		45		744
55		15		20		23		25		527
28		7		11		12		17		129
48		13		17		21		30		255
36		8		14		17		20		146
—		—		—		—		—		1
19		1		8		9		11		89
443		69		342		302		148		7,442
$262,544		$63,399		$97,116		$116,860		$145,843		$910,845
$267,035		$64,212		$97,949		$114,852		$146,188		$940,975
124		150		550		1,994		134		388

$274,350		$65,787		$99,852		$119,431		$149,768		$983,329
(11,806)		(2,388)		(2,736)		(2,571)		(3,925)		(72,484)
$262,544		$63,399		$97,116		$116,860		$145,843		$910,845
$10.24		$10.14		$10.00		$10.29		$10.39		$9.37
($240,213,880 ÷ 23,467,762 shares	)	($63,118,310 ÷ 6,223,283 shares	)	($96,417,688 ÷ 9,643,371 shares	)	($107,433,726 ÷ 10,442,484 shares	)	($145,593,650 ÷ 14,016,687 shares	)	($680,288,916 ÷ 72,590,625 shares	)
$10.24		$10.12		$10.00		$10.27		$10.39		$9.36
($22,330,495 ÷ 2,180,877 shares	)	($280,847 ÷ 27,744 shares	)	($698,559 ÷ 69,880 shares	)	($9,426,133 ÷ 917,546 shares	)	($248,985 ÷ 23,973 shares	)	($230,555,954 ÷ 24,624,698 shares	)

SEI Tax Exempt Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2025 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$28,951	$12,927
Dividend income	—	—
Income from Affiliated Investments	274	—
Total Investment Income	29,225	12,927
Expenses:
Investment advisory fees	2,700	1,376
Shareholder servicing fees - Class F	1,793	978
Administration fees	1,619	834
Trustees' fees	18	9
Chief Compliance Officer fees	7	3
Proxy fees	66	38
Printing fees	64	33
Professional fees	63	32
Registration fees	54	29
Pricing fees	48	27
Custodian/Wire Agent fees	21	11
Other expenses	19	10
Total Expenses	6,472	3,380
Less, waiver of:
Investment advisory fees	(1,127)	(552)
Administration fees	(359)	(219)
Shareholder servicing fees - Class F	—	—
Net Expenses	4,986	2,609
Net Investment Income	24,239	10,318
Net Realized Gain/(Loss) on:
Investments	(3,547)	(934)
Net Realized Gain/(Loss)	(3,547)	(934)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	2,835	2,148
Net Change in Unrealized Appreciation/(Depreciation)	2,835	2,148
Net Realized and Unrealized Gain/(Loss)	(712)	1,214
Net Increase in Net Assets Resulting from Operations	$23,527	$11,532
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,214	$701	$1,294	$1,460	$1,863	$26,984
—	—	—	—	—	776
133	26	61	72	62	98
3,347	727	1,355	1,532	1,925	27,858

419	101	162	186	247	2,350
292	76	122	130	176	895
254	61	98	113	141	1,410
3	1	1	1	2	11
1	—	—	1	1	4
17	10	11	11	12	46
10	2	4	4	5	38
10	6	4	4	5	33
8	2	3	4	5	34
7	3	4	4	6	33
3	1	1	2	2	14
3	1	1	1	2	13
1,027	264	411	461	604	4,881

(117)	(21)	(49)	(57)	(58)	(628)
(27)	(10)	(7)	(8)	(17)	(427)
(117)	(31)	(49)	(52)	(71)	(7)
766	202	306	344	458	3,819
2,581	525	1,049	1,188	1,467	24,039

(856)	27	(89)	(555)	(46)	2,060
(856)	27	(89)	(555)	(46)	2,060

977	(73)	344	857	207	(10,922)
977	(73)	344	857	207	(10,922)
121	(46)	255	302	161	(8,862)
$2,702	$479	$1,304	$1,490	$1,628	$15,177

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2025 (Unaudited) and the year ended August 31, 2024

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024
Operations:
Net investment income	$24,239	$45,485	$10,318	$21,808
Net realized gain (loss)	(3,547)	(9,016)	(934)	(1,696)
Net change in unrealized appreciation (depreciation)	2,835	55,949	2,148	16,719
Net Increase in Net Assets Resulting from Operations	23,527	92,418	11,532	36,831
Distributions:
Class F	(20,492)	(39,012)	(11,149)	(20,375)
Class Y	(3,131)	(5,723)	(799)	(1,335)
Total Distributions	(23,623)	(44,735)	(11,948)	(21,710)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	286,054	181,162	105,602	88,809
Reinvestment of dividends & distributions	18,241	34,559	9,431	17,223
Cost of shares redeemed	(196,368)	(335,109)	(118,203)	(257,611)
Net Increase (Decrease) from Class F Transactions	107,927	(119,388)	(3,170)	(151,579)
Class Y:
Proceeds from shares issued	40,115	42,677	15,113	17,565
Reinvestment of dividends & distributions	2,327	4,183	644	1,117
Cost of shares redeemed	(21,391)	(60,426)	(4,888)	(24,661)
Net Increase (Decrease) from Class Y Transactions	21,051	(13,566)	10,869	(5,979)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	128,978	(132,954)	7,699	(157,558)
Net Increase (Decrease) in Net Assets	128,882	(85,271)	7,283	(142,437)
Net Assets:
Beginning of period	1,558,082	1,643,353	829,124	971,561
End of period	$1,686,964	$1,558,082	$836,407	$829,124

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024

$2,581	$4,327	$525	$949	$1,049	$1,856	$1,188	$2,013
(856)	(2,075)	27	(298)	(89)	(198)	(555)	(561)
977	7,719	(73)	1,757	344	2,161	857	3,131
2,702	9,971	479	2,408	1,304	3,819	1,490	4,583

(2,348)	(3,990)	(522)	(957)	(1,056)	(1,846)	(1,090)	(1,839)
(223)	(352)	(3)	(5)	(8)	(16)	(102)	(179)
(2,571)	(4,342)	(525)	(962)	(1,064)	(1,862)	(1,192)	(2,018)

41,424	26,627	8,366	5,865	26,044	13,418	32,611	11,431
2,027	3,461	444	810	941	1,643	967	1,613
(23,481)	(44,993)	(4,584)	(10,464)	(23,251)	(17,542)	(22,702)	(22,245)
19,970	(14,905)	4,226	(3,789)	3,734	(2,481)	10,876	(9,201)

4,158	10,725	—	5	—	157	518	4,452
181	289	—	—	7	14	90	157
(1,693)	(13,007)	—	(70)	(51)	(194)	(352)	(5,123)
2,646	(1,993)	N/A	(65)	(44)	(23)	256	(514)
22,616	(16,898)	4,226	(3,854)	3,690	(2,504)	11,132	(9,715)
22,747	(11,269)	4,180	(2,408)	3,930	(547)	11,430	(7,150)

239,797	251,066	59,219	61,627	93,186	93,733	105,430	112,580
$262,544	$239,797	$63,399	$59,219	$97,116	$93,186	$116,860	$105,430

SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2025 (Unaudited) and the year ended August 31, 2024

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024	9/1/2024 to 2/28/2025	9/1/2023 to 8/31/2024
Operations:
Net investment income	$1,467	$2,651	$24,039	$53,291
Net realized gain (loss)	(46)	(825)	2,060	(9,910)
Net change in unrealized appreciation (depreciation)	207	4,148	(10,922)	60,169
Net Increase in Net Assets Resulting from Operations	1,628	5,974	15,177	103,550
Distributions:
Class F	(1,452)	(2,627)	(16,661)	(38,833)
Class Y	(3)	(5)	(5,481)	(10,428)
Total Distributions	(1,455)	(2,632)	(22,142)	(49,261)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	24,382	14,128	81,278	86,395
Reinvestment of dividends & distributions	1,298	2,327	13,977	32,864
Cost of shares redeemed	(13,579)	(29,037)	(211,595)	(210,077)
Net Increase (Decrease) from Class F Transactions	12,101	(12,582)	(116,340)	(90,818)
Class Y:
Proceeds from shares issued	—	2	26,263	44,295
Reinvestment of dividends & distributions	2	5	4,031	7,405
Cost of shares redeemed	—	(3)	(22,309)	(44,805)
Net Increase from Class Y Transactions	2	4	7,985	6,895
Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,103	(12,578)	(108,355)	(83,923)
Net Increase (Decrease) in Net Assets	12,276	(9,236)	(115,320)	(29,634)
Net Assets:
Beginning of period	133,567	142,803	1,026,165	1,055,799
End of period	$145,843	$133,567	$910,845	$1,026,165

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2025 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2025(1)	$11.18	$0.16	$(0.01)	$0.15	$(0.16)	$—	$(0.16)	$11.17	1.33%	$1,474,460	0.64	%(2)	0.82%	2.93%	11%
2024	10.84	0.31	0.34	0.65	(0.31)	—	(0.31)	11.18	6.07	1,366,706	0.63		0.82	2.85	24
2023	11.00	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.84	1.11	1,443,612	0.63		0.81	2.60	18
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63		0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63		0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63		0.79	2.29	20
Class Y
2025(1)	$11.19	$0.18	$(0.02)	$0.16	$(0.17)	$—	$(0.17)	$11.18	1.45%	$212,504	0.39	%(3)	0.57%	3.18%	11%
2024	10.85	0.34	0.34	0.68	(0.34)	—	(0.34)	11.19	6.33	191,376	0.38		0.57	3.10	24
2023	11.01	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.85	1.37	199,741	0.38		0.56	2.85	18
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38		0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38		0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38		0.54	2.54	20
Short Duration Municipal Fund
Class F
2025(1)	$10.00	$0.12	$0.01	$0.13	$(0.14)	$—	$(0.14)	$9.99	1.32%	$777,833	0.64	%(2)	0.83%	2.46%	18%
2024	9.83	0.24	0.17	0.41	(0.24)	—	(0.24)	10.00	4.24	781,433	0.63		0.82	2.45	37
2023	9.83	0.18	—	0.18	(0.18)	—	(0.18)	9.83	1.87	918,844	0.63		0.81	1.85	40
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63		0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63		0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63		0.80	1.19	46
Class Y
2025(1)	$9.99	$0.13	$0.02	$0.15	$(0.15)	$—	$(0.15)	$9.99	1.54%	$58,574	0.39	%(3)	0.58%	2.68%	18%
2024	9.82	0.27	0.17	0.44	(0.27)	—	(0.27)	9.99	4.50	47,691	0.38		0.57	2.70	37
2023	9.82	0.21	—	0.21	(0.21)	—	(0.21)	9.82	2.12	52,717	0.38		0.56	2.10	40
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38		0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38		0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38		0.55	1.44	46
California Municipal Bond Fund
Class F
2025(1)	$10.24	$0.10	$—	$0.10	$(0.10)	$—	$(0.10)	$10.24	0.99%	$240,214	0.61	%(4)	0.83%	2.01%	9%
2024	9.99	0.18	0.25	0.43	(0.18)	—	(0.18)	10.24	4.37	220,137	0.60		0.82	1.80	26
2023	10.10	0.16	(0.09)	0.07	(0.16)	(0.02)	(0.18)	9.99	0.73	229,828	0.60		0.82	1.60	11
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60		0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60		0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60		0.81	1.62	12
Class Y
2025(1)	$10.24	$0.11	$—	$0.11	$(0.11)	$—	$(0.11)	$10.24	1.07%	$22,330	0.46	%(5)	0.58%	2.16%	9%
2024	10.00	0.20	0.24	0.44	(0.20)	—	(0.20)	10.24	4.42	19,660	0.45		0.57	1.95	26
2023	10.09	0.17	(0.07)	0.10	(0.17)	(0.02)	(0.19)	10.00	1.00	21,238	0.45		0.57	1.75	11
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45		0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45		0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45		0.56	1.77	12
Massachusetts Municipal Bond Fund
Class F
2025(1)	$10.16	$0.09	$(0.02)	$0.07	$(0.09)	$—	$(0.09)	$10.14	0.65%	$63,118	0.66	%(2)	0.87%	1.70%	7%
2024	9.91	0.16	0.25	0.41	(0.16)	—	(0.16)	10.16	4.18	58,938	0.64		0.83	1.58	21
2023	9.96	0.14	(0.05)	0.09	(0.14)	—	(0.14)	9.91	0.92	61,290	0.63		0.82	1.40	14
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63		0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63		0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63		0.80	1.47	16
Class Y
2025(1)	$10.14	$0.09	$(0.02)	$0.07	$(0.09)	$—	$(0.09)	$10.12	0.72%	$281	0.51	%(6)	0.62%	1.85%	7%
2024	9.90	0.17	0.25	0.42	(0.18)	—	(0.18)	10.14	4.24	281	0.49		0.58	1.73	21
2023	9.94	0.15	(0.03)	0.12	(0.16)	—	(0.16)	9.90	1.17	337	0.48		0.57	1.55	14
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48		0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48		0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48		0.55	1.63	16

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2025 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	For the six-month period ended February 28, 2025. All ratios for the period have been annualized.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2025 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2025(1)	$9.98	$0.11	$0.02	$0.13	$(0.11)	$—	$(0.11)	$10.00	1.28%	$96,418	0.62	%(2)	0.84%	2.13%	16%
2024	9.78	0.20	0.20	0.40	(0.20)	—	(0.20)	9.98	4.12	92,445	0.61		0.82	2.01	21
2023	9.84	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.78	1.33	92,987	0.60		0.82	1.90	19
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60		0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60		0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60		0.81	1.89	9
Class Y
2025(1)	$9.98	$0.11	$0.02	$0.13	$(0.11)	$—	$(0.11)	$10.00	1.35%	$698	0.47	%(3)	0.59%	2.27%	16%
2024	9.77	0.21	0.21	0.42	(0.21)	—	(0.21)	9.98	4.39	741	0.46		0.57	2.16	21
2023	9.84	0.20	(0.07)	0.13	(0.20)	—	(0.20)	9.77	1.38	746	0.45		0.57	2.05	19
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45		0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45		0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45		0.56	2.04	9
New York Municipal Bond Fund
Class F
2025(1)	$10.28	$0.11	$0.01	$0.12	$(0.11)	$—	$(0.11)	$10.29	1.14%	$107,434	0.62	%(2)	0.84%	2.08%	21%
2024	10.02	0.19	0.26	0.45	(0.19)	—	(0.19)	10.28	4.52	96,269	0.61		0.82	1.85	19
2023	10.07	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	10.02	1.31	102,989	0.60		0.82	1.67	23
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60		0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60		0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60		0.80	1.62	8
Class Y
2025(1)	$10.27	$0.11	$—	$0.11	$(0.11)	$—	$(0.11)	$10.27	1.11%	$9,426	0.47	%(3)	0.59%	2.23%	21%
2024	10.00	0.20	0.27	0.47	(0.20)	—	(0.20)	10.27	4.78	9,161	0.46		0.57	2.00	19
2023	10.05	0.18	(0.04)	0.14	(0.18)	(0.01)	(0.19)	10.00	1.46	9,591	0.45		0.57	1.82	23
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45		0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45		0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45		0.55	1.78	8
Pennsylvania Municipal Bond Fund
Class F
2025(1)	$10.38	$0.11	$0.01	$0.12	$(0.11)	$—	$(0.11)	$10.39	1.12%	$145,594	0.65	%(4)	0.85%	2.07%	7%
2024	10.14	0.20	0.24	0.44	(0.20)	—	(0.20)	10.38	4.36	133,321	0.64		0.84	1.94	20
2023	10.25	0.18	(0.11)	0.07	(0.18)	—	(0.18)	10.14	0.68	142,567	0.63		0.84	1.75	7
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63		0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63		0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63		0.83	1.69	9
Class Y
2025(1)	$10.38	$0.11	$0.01	$0.12	$(0.11)	$—	$(0.11)	$10.39	1.19%	$249	0.50	%(5)	0.60%	2.23%	7%
2024	10.13	0.21	0.25	0.46	(0.21)	—	(0.21)	10.38	4.60	246	0.48		0.59	2.10	20
2023	10.25	0.19	(0.12)	0.07	(0.19)	—	(0.19)	10.13	0.73	236	0.48		0.59	1.90	7
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48		0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48		0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48		0.58	1.84	9
Tax-Advantaged Income Fund
Class F
2025(1)	$9.44	$0.23	$(0.08)	$0.15	$(0.22)	$—	$(0.22)	$9.37	1.57%	$680,289	0.87	%(6)	1.10%	5.05%	9%
2024	8.94	0.47	0.47	0.94	(0.44)	—	(0.44)	9.44	10.77	802,059	0.86		1.08	5.19	23
2023	9.36	0.44	(0.45)	(0.01)	(0.41)	—	(0.41)	8.94	(0.07)	849,722	0.86		1.08	4.84	27
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86		1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86		1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86		1.07	3.85	43
Class Y
2025(1)	$9.43	$0.25	$(0.09)	$0.16	$(0.23)	$—	$(0.23)	$9.36	1.69%	$230,556	0.62	%(7)	0.85%	5.30%	9%
2024	8.93	0.50	0.46	0.96	(0.46)	—	(0.46)	9.43	11.05	224,106	0.62		0.84	5.43	23
2023	9.35	0.46	(0.45)	0.01	(0.43)	—	(0.43)	8.93	0.18	206,077	0.61		0.83	5.09	27
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61		0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61		0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61		0.82	4.11	43

SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2025 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	For the six-month period ended February 28, 2025. All ratios for the period have been annualized.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.
(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2025 (Unaudited)

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's

Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices

SEI Tax Exempt Trust

of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025 (Unaudited)

independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 28, 2025, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be

SEI Tax Exempt Trust

made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The Tax-Advantaged Income Fund utilized futures to manage its interest rate risk and therefore has interest rate risk exposure.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Short Duration Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
California Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Massachusetts Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New Jersey Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New York Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Pennsylvania Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Tax-Advantaged Income Fund	0.3000%	0.2550%	0.2100%	0.1650%	0.1200%

As of February 28, 2025, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC

Investment Sub-Adviser
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund
Allspring Global Investments, LLC

SEI Tax Exempt Trust

Investment Sub-Adviser
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2025, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended February 28, 2025, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 28, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$311,405	$311,405
Sales	—	180,195	180,195
Short Duration Municipal Fund
Purchases	—	147,812	147,812
Sales	—	134,284	134,284
California Municipal Bond Fund
Purchases	—	48,802	48,802
Sales	—	21,921	21,921
Massachusetts Municipal Bond Fund
Purchases	—	8,942	8,942
Sales	—	4,184	4,184
New Jersey Municipal Bond Fund
Purchases	—	18,843	18,843
Sales	—	14,904	14,904
New York Municipal Bond Fund
Purchases	—	34,842	34,842
Sales	—	22,878	22,878
Pennsylvania Municipal Bond Fund
Purchases	—	21,560	21,560
Sales	—	9,024	9,024
Tax-Advantaged Income Fund
Purchases	—	71,497	71,497
Sales	42	133,678	133,720

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025 (Unaudited)

from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to paid-in capital and distributable earnings as of February 28, 2025.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2024	$44,341	$394	$—	$44,735
	2023	44,549	241	—	44,790
Short Duration Municipal Fund	2024	21,626	84	—	21,710
	2023	19,576	48	—	19,624
California Municipal Bond Fund	2024	4,226	116	—	4,342
	2023	4,272	54	574	4,900
Massachusetts Municipal Bond Fund	2024	930	32	—	962
	2023	903	27	—	930
New Jersey Municipal Bond Fund	2024	1,814	48	—	1,862
	2023	1,831	77	21	1,929
New York Municipal Bond Fund	2024	1,956	62	—	2,018
	2023	2,019	82	151	2,252
Pennsylvania Municipal Bond Fund	2024	2,586	46	—	2,632
	2023	2,601	39	—	2,640
Tax-Advantaged Income Fund	2024	30,828	18,433	—	49,261
	2023	31,178	18,104	—	49,282

As of August 31, 2024 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,799	$—	$—	$(44,056)	$—	$(14,888)	$(3,839)	$(58,984)
Short Duration Municipal Fund	1,858	—	—	(9,091)	—	(4,033)	(1,821)	(13,087)
California Municipal Bond Fund	249	—	—	(3,644)	—	(8,301)	(241)	(11,937)
Massachusetts Municipal Bond Fund	74	—	—	(844)	—	(1,486)	(86)	(2,342)
New Jersey Municipal Bond Fund	164	—	—	(652)	—	(2,316)	(172)	(2,976)
New York Municipal Bond Fund	175	—	—	(965)	—	(1,899)	(180)	(2,869)
Pennsylvania Municipal Bond Fund	233	—	—	(1,262)	—	(2,829)	(240)	(4,098)
Tax-Advantaged Income Fund	6,187	—	—	(43,318)	—	(23,994)	(4,394)	(65,519)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through August 31, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/24 ($ Thousands)
Intermediate-Term Municipal Fund	$19,162	$24,894	$44,056
Short Duration Municipal Fund	733	8,358	9,091

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/24 ($ Thousands)
California Municipal Bond Fund	–	3,644	3,644
Massachusetts Municipal Bond Fund	7	837	844

SEI Tax Exempt Trust

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/24 ($ Thousands)
New Jersey Municipal Bond Fund	–	652	652
New York Municipal Bond Fund	–	965	965
Pennsylvania Municipal Bond Fund	7	1,255	1,262
Tax-Advantaged Income Fund	12,655	30,663	43,318

At February 28, 2025, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,677,981	$22,607	$(33,915)	$(11,308)
Short Duration Municipal Fund	840,112	3,130	(5,147)	(2,017)
California Municipal Bond Fund	267,159	1,377	(8,701)	(7,324)
Massachusetts Municipal Bond Fund	64,362	369	(1,928)	(1,559)
New Jersey Municipal Bond Fund	98,499	385	(2,357)	(1,972)
New York Municipal Bond Fund	116,846	875	(1,917)	(1,042)
Pennsylvania Municipal Bond Fund	146,281	1,129	(3,735)	(2,606)
Tax-Advantaged Income Fund	941,363	40,229	(75,225)	(34,996)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025 (Unaudited)

dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in

SEI Tax Exempt Trust

a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2025 (Unaudited)

bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024
Shares Issued and Redeemed:
Class F:
Shares Issued	25,778	16,484	10,588	8,985	4,067	2,631
Shares Issued in Lieu of Dividends and Distributions	1,638	3,147	945	1,742	199	343
Redeemed	(17,682)	(30,549)	(11,849)	(26,083)	(2,305)	(4,469)
Total Class F Transactions	9,734	(10,918)	(316)	(15,356)	1,961	(1,495)
Class Y:
Shares Issued	3,618	3,895	1,518	1,788	409	1,050
Shares Issued in Lieu of Dividends and Distributions	209	381	64	113	18	29
Redeemed	(1,926)	(5,582)	(490)	(2,496)	(166)	(1,284)
Total Class Y Transactions	1,901	(1,306)	1,092	(595)	261	(205)
Increase (Decrease) in Share Transactions	11,635	(12,224)	776	(15,951)	2,222	(1,700)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024
Shares Issued and Redeemed:
Class F:
Shares Issued	831	585	2,632	1,357	3,206	1,120
Shares Issued in Lieu of Dividends and Distributions	44	81	94	167	94	159
Redeemed	(454)	(1,046)	(2,342)	(1,777)	(2,221)	(2,195)
Total Class F Transactions	421	(380)	384	(253)	1,079	(916)
Class Y:
Shares Issued	—	1	—	16	51	436
Shares Issued in Lieu of Dividends and Distributions	—	—	1	1	9	15
Redeemed	—	(7)	(5)	(19)	(34)	(518)
Total Class Y Transactions	—	(6)	(4)	(2)	26	(67)
Increase (Decrease) in Share Transactions	421	(386)	380	(255)	1,105	(983)

SEI Tax Exempt Trust

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024	09/01/2024 to 02/28/2025	09/01/2023 to 08/31/2024
Shares Issued and Redeemed:
Class F:
Shares Issued	2,366	1,377	8,689	9,482
Shares Issued in Lieu of Dividends and Distributions	126	227	1,492	3,608
Redeemed	(1,314)	(2,831)	(22,597)	(23,122)
Total Class F Transactions	1,178	(1,227)	(12,416)	(10,032)
Class Y:
Shares Issued	—	—	2,813	4,850
Shares Issued in Lieu of Dividends and Distributions	—	1	431	813
Redeemed	—	—	(2,393)	(4,959)
Total Class Y Transactions	—	1	851	704
Increase (Decrease) in Share Transactions	1,178	(1,226)	(11,565)	(9,328)

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2025, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	95.50%
Class Y	85.15%
Short Duration Municipal Fund
Class F	96.47%
Class Y	77.60%
California Municipal Bond Fund
Class F	94.59%
Class Y	97.94%
Massachusetts Municipal Bond Fund
Class F	97.71%
Class Y	93.33%
New Jersey Municipal Bond Fund
Class F	97.55%
Class Y	23.40%
New York Municipal Bond Fund
Class F	95.73%
Class Y	95.76%
Pennsylvania Municipal Bond Fund
Class F	95.14%
Class Y	43.64%
Tax-Advantaged Income Fund
Class F	94.65%
Class Y	90.97%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the

SEI Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

February 28, 2025 (Unaudited)

accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Tax Exempt Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on December 18, 2024, shareholders of the SEI Tax Exempt Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continues to serve as a Trustee.

Proposal 1 - To elect a Board of Trustees

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	134,084,690	3,912,434	N/A	N/A
Nina Lesavoy	134,260,151	3,736,974	N/A	N/A
James M. Williams	134,105,169	3,891,956	N/A	N/A
James B. Taylor	134,174,756	3,822,372	N/A	N/A
Susan C. Cote	134,263,160	3,733,966	N/A	N/A
Christine Reynolds	134,281,787	3,715,340	N/A	N/A
Thomas Melendez	134,243,787	3,753,341	N/A	N/A
Dennis J. McGonigle	134,262,709	3,734,419	N/A	N/A
Eli Powell Niepoky	134,168,805	3,828,321	N/A	N/A
Kimberly Walker	134,248,210	3,748,916	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

SEI Tax Exempt Trust

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SEI Tax Exempt Trust / Semi-Annual Financials and Other Information / February 28, 2025

Trustees

Robert A. Nesher, Chairman

William M. Doran

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-090 (2/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 5, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: May 5, 2025